September 8, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Northwestern Mutual Variable Life Account

    EDGAR CIK No. 0000742277; File No. 811-3989

    Northwestern Mutual Variable Life Account II

    EDGAR CIK No. 0001359314; File No. 811-21933

Dear Sir or Madam:

On behalf of Northwestern Mutual Life Insurance Company and Northwestern Mutual Variable Life Account and Account II, (“Registrants” or the “Accounts”) we hereby submit, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “1940 Act”), that the Accounts’ semi-annual report for the period ending June 30, 2017 has been transmitted to policy owners as required by Rule 30e-2 under the 1940 Act.

The following annual reports were filed with the Commission via EDGAR on the date indicated below and are incorporated herein by reference:

Underlying Investment Company	CIK No.	Date Filed	Registration No.
Northwestern Mutual Series Fund, Inc.	0000742212	09/07/2017	811-03990
Fidelity VIP Mid Cap Portfolio	0000927384	08/23/2017	811-07205
Fidelity VIP Contrafund Portfolio	0000831016	08/23/2017	811-05511
Neuberger Berman Socially Responsive Portfolio	0000736913	08/22/2017	811-04255
Russell Investment Funds	0000824036	08/21/2017	811-05371
Credit Suisse Trust Commodity Return Strategy Portfolio	0000941568	08/24/2017	811-07261

Some of the investment companies above (or series thereof) may not be available under every policy offered by a Registrant.

This filing will also include any other materials required to be filed, if any.

Please direct any questions or comments regarding this filing to the undersigned at 414-665-2418.

Sincerely,

/s/ Barbara Courtney

Barbara Courtney

Director – Mutual Fund Accounting

The Northwestern Mutual Life Insurance Company • 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202-4797 • 414 271 1444

GO PAPERLESS!
See inside cover for details.

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

Variable Life

SEMI-ANNUAL REPORTS

June 30, 2017

Northwestern Mutual Variable Life Account
Northwestern Mutual Variable Life Account II

Optimized to contain one or more of the following:*

Northwestern Mutual Series Fund, Inc.
Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Contrafund® Portfolio Service Class 2
Neuberger Berman AMT Socially Responsive Portfolio
Russell Investment Funds
Russell Investment Funds – LifePoints® Variable Target Portfolio Series
Credit Suisse Trust Commodity Return Strategy Portfolio

*See Table of Contents for more information and a list of Prospectus supplements and/or shareholder documents, if any, included herein.

www.northwesternmutual.com
90-1899 (0786) (REV 0817)

Northwestern Mutual®

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Paperless delivery is currently available only for personally owned policies and investments.

Business-related contract/policy documents are not available for eDelivery at this time.

How to get more information

Information on the Internet: www.northwesternmutual.com

To obtain current performance information and information about Northwestern Mutual, visit us on our website. You can also visit us at our customer service section from our website for information on policy values and current fund performance. This site also allows you to view past confirmation and policy statements, as well as transfer funds online. To sign up for this service please call 1-866-424-2609 between 7:00 a.m. – 6:00 p.m. Central Time Monday – Friday. Your Northwestern Mutual Financial Representative is also available to answer any questions you have about your variable life insurance policy or any of our products.

For inforce policy service on Variable CompLife and Variable Whole Life, please call 1-866-424-2609, between 7:00 a.m. – 6:00 p.m. Central Time Monday – Friday.

For inforce policy service on Variable Executive Life, Variable Joint Life, Custom Variable Universal Life, Executive Variable Universal Life, and Survivorship Variable Universal Life, please call 1-866-464-3800, between 7:30 a.m. – 5:00 p.m. Central Time Monday – Friday.

Contents

Northwestern Mutual Series Fund, Inc. - Semi-Annual Report	203 pages

Fidelity® VIP Mid Cap Portfolio - Semi-Annual Report	22 pages

(This report follows the end of the Northwestern Mutual Series Fund, Inc.)

Fidelity® VIP Contrafund® Portfolio - Semi-Annual Report	26 pages

(This report follows the end of the Fidelity® VIP Mid Cap Portfolio)

Neuberger Berman AMT Socially Responsive Portfolio - Semi-Annual Report	23 pages

(This report follows the end of the Fidelity® VIP Contrafund® Portfolio)

Russell Investment Funds - Semi-Annual Report	152 pages

(This report follows the end of the Neuberger Berman AMT Socially Responsive Portfolio)

Russell Investment Funds - LifePoints® Variable Target Portfolio Series - Semi-Annual Report	94 pages

(This report follows the end of the Russell Investment Funds)

Credit Suisse Trust Commodity Return Strategy Portfolio - Semi-Annual Report	36 pages

(This report follows the end of the Russell Investment Funds - LifePoints® Variable Target Portfolio Series)

Northwestern Mutual Variable Life Account Financial Statements	34 pages

Northwestern Mutual Variable Life Account II Financial Statements	33 pages

Prospectus Supplements	5 pages

The performance data quoted represents past performance. Past performance is historical and does not guarantee future performance. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance information visit www.northwesternmutual.com.

Annual Report December 31, 2016

Northwestern Mutual Variable Life Account

Financial Statements

Northwestern Mutual Variable Life Account

Financial Statements

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2016

(in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$381,556	$146,384	$234,499	$9,582	$1,222,114
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	23	3	-	-	96

Total Assets	381,579	146,387	234,499	9,582	1,222,210

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	66	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	66	-	-

Total Net Assets	$381,579	$146,387	$234,433	$9,582	$1,222,210

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$33,422	$9,118	$25,875	$396	$164,684
Northwestern Mutual Equity	401	88	375	5	1,608
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	327,062	122,299	194,702	8,593	971,390
Northwestern Mutual Equity	6,661	2,814	4,106	174	18,374
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	6,206	4,169	4,251	324	21,726
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	7,827	7,899	5,124	90	44,428

Total Net Assets	$381,579	$146,387	$234,433	$9,582	$1,222,210

(1) Investments, at cost	$325,155	$147,833	$182,353	$9,548	$833,509
Mutual Fund Shares Held	147,833	70,343	147,021	8,922	293,003
(2) Accumulation Unit Value	$4.251519	$3.746116	$3.081784	$1.739254	$5.062909
Units Outstanding	78,495	33,398	64,511	5,041	195,493
(3) Accumulation Unit Value	$59.189518	$39.992151	$42.503832	$15.001832	$117.092375
Units Outstanding	105	104	100	22	186
(4) Accumulation Unit Value	$59.189518	$39.992151	$42.503832	$15.001832	$117.092375
Units Outstanding	132	198	121	6	379

The Accompanying Notes are an Integral Part of the Financial Statements.	1

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$12,809	$203,688	$122,337	$435,856	$321,891
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	35	13	-	18

Total Assets	12,809	203,723	122,350	435,856	321,909

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	1,184	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	1,184	-

Total Net Assets	$12,809	$203,723	$122,350	$434,672	$321,909

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$910	$18,060	$10,117	$59,142	$16,900
Northwestern Mutual Equity	8	179	114	834	157
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	11,150	169,166	102,586	355,821	280,099
Northwestern Mutual Equity	183	3,859	2,134	7,341	5,430
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	-	5,579	3,184	5,024	9,261
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	558	6,880	4,215	6,510	10,062

Total Net Assets	$12,809	$203,723	$122,350	$434,672	$321,909

(1) Investments, at cost	$13,237	$139,140	$94,229	$449,645	$252,078
Mutual Fund Shares Held	12,583	132,523	70,961	151,286	164,650
(2) Accumulation Unit Value	$1.812084	$2.443831	$2.841098	$3.713373	$4.445732
Units Outstanding	6,254	70,801	36,859	97,799	64,228
(3) Accumulation Unit Value	$15.379433	$26.364364	$30.330455	$104.283373	$51.235085
Units Outstanding	-	212	105	48	181
(4) Accumulation Unit Value	$15.379433	$26.364364	$30.330455	$104.283373	$51.235085
Units Outstanding	36	261	139	62	196

2	The Accompanying Notes are an Integral Part of these Financial Statements

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2016

(in thousands, except accumulation unit values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$74,480	$262,808	$30,538	$199,941	$83,544
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	6	25	10	-	25

Total Assets	74,486	262,833	30,548	199,941	83,569

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	9	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	9	-

Total Net Assets	$74,486	$262,833	$30,548	$199,932	$83,569

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$5,294	$12,043	$2,681	$15,038	$3,791
Northwestern Mutual Equity	49	120	24	140	53
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	64,225	233,891	25,404	171,391	71,199
Northwestern Mutual Equity	1,355	5,019	450	3,771	1,711
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	1,360	4,234	1,302	2,153	3,623
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	2,203	7,526	687	7,439	3,192

Total Net Assets	$74,486	$262,833	$30,548	$199,932	$83,569

(1) Investments, at cost	$60,214	$224,204	$27,585	$148,911	$88,843
Mutual Fund Shares Held	43,127	109,778	22,455	82,586	67,321
(2) Accumulation Unit Value	$3.666285	$4.055279	$1.937744	$3.959369	$1.724317
Units Outstanding	17,890	58,914	13,342	44,243	42,284
(3) Accumulation Unit Value	$39.139970	$53.557262	$21.724279	$42.713658	$18.601991
Units Outstanding	35	79	60	50	195
(4) Accumulation Unit Value	$39.139970	$53.557262	$21.724279	$42.713658	$18.601991
Units Outstanding	56	141	32	174	172

The Accompanying Notes are an Integral Part of the Financial Statements.	3

				Government
	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$26,529	$502,271	$39,220	$165,450	$20,401
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	26	20	11	-	4

Total Assets	26,555	502,291	39,231	165,450	20,405

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	38	-
Due to Participants	-	-	-	613	-

Total Liabilities	-	-	-	651	-

Total Net Assets	$26,555	$502,291	$39,231	$164,799	$20,405

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$1,441	$59,514	$2,005	$12,134	$1,987
Northwestern Mutual Equity	31	884	32	201	18
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	21,696	409,836	33,242	122,983	16,518
Northwestern Mutual Equity	455	9,013	676	3,898	270
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	2,161	9,324	1,511	9,512	424
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	771	13,720	1,765	16,071	1,188

Total Net Assets	$26,555	$502,291	$39,231	$164,799	$20,405

(1) Investments, at cost	$28,258	$538,514	$42,876	$165,450	$20,430
Mutual Fund Shares Held	32,234	313,332	44,978	165,450	19,749
(2) Accumulation Unit Value	$1.038788	$3.220087	$0.805449	$1.527011	$1.025038
Units Outstanding	21,324	130,074	42,112	83,091	16,377
(3) Accumulation Unit Value	$9.985604	$4.983406	$9.676365	$41.625993	$12.481062
Units Outstanding	216	1,871	156	243	34
(4) Accumulation Unit Value	$9.985604	$4.983406	$9.676365	$41.625993	$12.481062
Units Outstanding	77	2,753	182	386	95

4	The Accompanying Notes are an Integral Part of these Financial Statements

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2016

(in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$249,031	$9,591	$8,985	$110,846	$32,973
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	87	3	2	-	4

Total Assets	249,118	9,594	8,987	110,846	32,977

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	4	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	4	-

Total Net Assets	$249,118	$9,594	$8,987	$110,842	$32,977

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$23,819	$706	$464	$7,759	$1,844
Northwestern Mutual Equity	351	13	6	92	19
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	189,812	8,662	7,233	93,678	28,783
Northwestern Mutual Equity	4,402	195	146	1,966	605
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	20,408	18	379	4,745	308
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	10,326	-	759	2,602	1,418

Total Net Assets	$249,118	$9,594	$8,987	$110,842	$32,977

(1) Investments, at cost	$251,071	$10,478	$9,116	$104,257	$34,064
Mutual Fund Shares Held	198,273	9,083	8,273	150,198	31,433
(2) Accumulation Unit Value	$2.742774	$1.353810	$1.080563	$3.737039	$1.258995
Units Outstanding	70,809	6,542	6,830	25,594	23,343
(3) Accumulation Unit Value	$219.047810	$19.104481	$14.229840	$49.707921	$17.327635
Units Outstanding	93	1	27	95	18
(4) Accumulation Unit Value	$219.047810	$19.104481	$14.229840	$49.707921	$17.327635
Units Outstanding	47	-	53	52	82

The Accompanying Notes are an Integral Part of the Financial Statements.	5

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$347,361	$44,894	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	169,968	38,208	-
Neuberger Berman Advisers Management Trust	-	-	-	-	4,887
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	42	1	17	3	-

Total Assets	347,403	44,895	169,985	38,211	4,887

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$347,403	$44,895	$169,985	$38,211	$4,887

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$161,182	$5,986	$15,122	$2,737	$270
Northwestern Mutual Equity	1,523	74	147	28	3
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	167,083	34,840	141,973	32,576	3,776
Northwestern Mutual Equity	3,962	816	3,273	627	75
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	6,843	911	3,660	826	221
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	6,810	2,268	5,810	1,417	542

Total Net Assets	$347,403	$44,895	$169,985	$38,211	$4,887

(1) Investments, at cost	$354,915	$44,004	$154,986	$36,641	$4,542
Mutual Fund Shares Held	248,293	40,012	5,146	1,177	217
(2) Accumulation Unit Value	$3.512832	$2.038314	$4.417776	$1.658952	$1.640254
Units Outstanding	48,692	17,493	32,879	20,014	2,348
(3) Accumulation Unit Value	$193.563662	$21.988973	$47.161926	$18.124509	$17.797220
Units Outstanding	35	41	78	46	12
(4) Accumulation Unit Value	$193.563662	$21.988973	$47.161926	$18.124509	$17.797220
Units Outstanding	35	103	123	78	30

6	The Accompanying Notes are an Integral Part of these Financial Statements

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2016

(in thousands, except accumulation unit values)

	Russell Multi- Style Equity Division	Russell Aggressive Equity Division	Russell Non- U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	205,054	100,419	116,128	86,289	168,651
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	23	24	-

Total Assets	205,054	100,419	116,151	86,313	168,651

Liabilities:
Due to Northwestern Mutual Life Insurance Company	68	37	-	-	4
Due to Participants	-	-	-	-	-

Total Liabilities	68	37	-	-	4

Total Net Assets	$204,986	$100,382	$116,151	$86,313	$168,647

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$9,652	$6,382	$7,355	$5,702	$9,257
Northwestern Mutual Equity	96	59	102	103	104
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	172,813	85,782	96,104	63,671	145,377
Northwestern Mutual Equity	3,971	2,011	2,220	1,524	3,349
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	10,043	3,270	6,338	11,742	4,934
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	8,411	2,878	4,032	3,571	5,626

Total Net Assets	$204,986	$100,382	$116,151	$86,313	$168,647

(1) Investments, at cost	$181,844	$87,025	$118,768	$90,054	$179,555
Mutual Fund Shares Held	12,005	6,602	10,415	8,526	12,047
(2) Accumulation Unit Value	$1.797106	$2.590944	$1.635824	$2.224732	$4.286703
Units Outstanding	98,376	33,885	60,105	29,304	34,695
(3) Accumulation Unit Value	$20.214494	$29.891437	$17.976751	$23.970161	$46.124107
Units Outstanding	497	109	353	490	107
(4) Accumulation Unit Value	$20.214494	$29.891437	$17.976751	$23.970161	$46.124107
Units Outstanding	416	96	224	149	122

The Accompanying Notes are an Integral Part of the Financial Statements.	7

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	5,175	18,768	19,554	10,823	-
Credit Suisse Trust	-	-	-	-	18,979
Due from Northwestern Mutual Life Insurance Company	-	2	5	-	-

Total Assets	5,175	18,770	19,559	10,823	18,979

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	1
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	1

Total Net Assets	$5,175	$18,770	$19,559	$10,823	$18,978

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$810	$4,406	$3,266	$1,014	$541
Northwestern Mutual Equity	7	56	41	13	8
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	4,242	13,598	15,593	8,817	16,182
Northwestern Mutual Equity	85	299	363	205	351
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	30	100	1	-	1,032
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	1	311	295	774	864

Total Net Assets	$5,175	$18,770	$19,559	$10,823	$18,978

(1) Investments, at cost	$5,317	$19,474	$19,694	$10,494	$23,624
Mutual Fund Shares Held	534	1,927	2,052	1,213	4,333
(2) Accumulation Unit Value	$1.237730	$1.290626	$1.298639	$1.328754	$5.316102
Units Outstanding	3,495	10,768	12,286	6,790	3,110
(3) Accumulation Unit Value	$15.067752	$14.773443	$13.860030	$12.946453	$4.942479
Units Outstanding	2	7	-	-	209
(4) Accumulation Unit Value	$15.067752	$14.773443	$13.860030	$12.946453	$4.942479
Units Outstanding	-	21	21	60	175

8	The Accompanying Notes are an Integral Part of these Financial Statements

Northwestern Mutual Variable Life Account

Statements of Operations

For the Year Ended December 31, 2016

(in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Income:
Dividend income	$3,301	$335	$4,953	$98	$21,212
Expenses:
Mortality and expense risk charges	1,664	600	997	40	4,932
Taxes	17	5	13	-	79

Total expenses	1,681	605	1,010	40	5,011

Net investment income (loss)	1,620	(270)	3,943	58	16,201

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	8,856	3,117	4,839	359	15,206
Realized gain distribution	37,040	39,516	4,145	718	24,119

Realized gains (losses)	45,896	42,633	8,984	1,077	39,325

Change in unrealized appreciation/(depreciation) of investments during the period	(40,014)	(34,783)	2,919	46	68,263

Net increase (decrease) in net assets resulting from operations	$7,502	$7,580	$15,846	$1,181	$123,789

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Income:
Dividend income	$189	$3,583	$2,268	$809	$3,377
Expenses:
Mortality and expense risk charges	47	818	471	1,937	1,231
Taxes	-	9	5	31	8

Total expenses	47	827	476	1,968	1,239

Net investment income (loss)	142	2,756	1,792	(1,159)	2,138

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(42)	3,359	1,955	2,587	4,676
Realized gain distribution	1,000	7,418	5,891	35,148	21,974

Realized gains (losses)	958	10,777	7,846	37,735	26,650

Change in unrealized appreciation/(depreciation) of investments during the period	477	12,436	9,616	(35,131)	25,003

Net increase (decrease) in net assets resulting from operations	$1,577	$25,969	$19,254	$1,445	$53,791

The Accompanying Notes are an Integral Part of the Financial Statements.	9

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Income:
Dividend income	$1,091	$554	$140	$1,580	$989
Expenses:
Mortality and expense risk charges	275	1,031	102	719	357
Taxes	2	6	1	6	2

Total expenses	277	1,037	103	725	359

Net investment income (loss)	814	(483)	37	855	630

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	993	1,526	151	3,733	(1,804)
Realized gain distribution	4,897	24,708	1,126	21,158	-

Realized gains (losses)	5,890	26,234	1,277	24,891	(1,804)

Change in unrealized appreciation/(depreciation) of investments during the period	6,614	1,743	4,539	22,755	(2,196)

Net increase (decrease) in net assets resulting from operations	$13,318	$27,494	$5,853	$48,501	$(3,370)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division

Income:
Dividend income	$451	$10,329	$268	$208	$225
Expenses:
Mortality and expense risk charges	103	2,084	150	635	79
Taxes	1	29	1	6	1

Total expenses	104	2,113	151	641	80

Net investment income (loss)	347	8,216	117	(433)	145

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2	3,436	(993)	-	48
Realized gain distribution	223	6,358	-	13	-

Realized gains (losses)	225	9,794	(993)	13	48

Change in unrealized appreciation/(depreciation) of investments during the period	(925)	(6,228)	3,939	-	15

Net increase (decrease) in net assets resulting from operations	$(353)	$11,782	$3,063	$(420)	$208

10	The Accompanying Notes are an Integral Part of these Financial Statements

Northwestern Mutual Variable Life Account

Statements of Operations

For the Year Ended December 31, 2016

(in thousands)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Income:
Dividend income	$4,894	$202	$104	$5,718	$1,399
Expenses:
Mortality and expense risk charges	997	48	33	450	131
Taxes	12	-	-	4	1

Total expenses	1,009	48	33	454	132

Net investment income (loss)	3,885	154	71	5,264	1,267

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	776	373	(262)	153	(342)
Realized gain distribution	1,357	185	-	-	-

Realized gains (losses)	2,133	558	(262)	153	(342)

Change in unrealized appreciation/(depreciation) of investments during the period	363	(813)	513	8,628	1,983

Net increase (decrease) in net assets resulting from operations	$6,381	$(101)	$322	$14,045	$2,908

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Income:
Dividend income	$7,709	$1,049	$509	$229	$32
Expenses:
Mortality and expense risk charges	1,552	186	683	157	17
Taxes	81	3	7	1	-

Total expenses	1,633	189	690	158	17

Net investment income (loss)	6,076	860	(181)	71	15

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(9,605)	1,029	(70)	1,005	125
Realized gain distribution	9,651	1,631	10,093	3,133	167

Realized gains (losses)	46	2,660	10,023	4,138	292

Change in unrealized appreciation/(depreciation) of investments during the period	13,568	(399)	7,801	(1,716)	114

Net increase (decrease) in net assets resulting from operations	$19,690	$3,121	$17,643	$2,493	$421

The Accompanying Notes are an Integral Part of the Financial Statements.	11

	Russell Multi- Style Equity Division	Russell Aggressive Equity Division	Russell Non- U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division

Income:
Dividend income	$2,080	$759	$3,704	$1,408	$7,806
Expenses:
Mortality and expense risk charges	818	385	471	327	732
Taxes	5	3	4	3	5

Total expenses	823	388	475	330	737

Net investment income (loss)	1,257	371	3,229	1,078	7,069

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	6,026	(591)	(995)	820	(1,047)
Realized gain distribution	12,831	49	-	2,471	5,257

Realized gains (losses)	18,857	(542)	(995)	3,291	4,210

Change in unrealized appreciation/(depreciation) of investments during the period	(789)	15,792	(62)	(2,027)	(6,864)

Net increase (decrease) in net assets resulting from operations	$19,325	$15,621	$2,172	$2,342	$4,415

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Income:
Dividend income	$185	$602	$555	$286	$-
Expenses:
Mortality and expense risk charges	23	82	85	40	69
Taxes	-	2	2	-	-

Total expenses	23	84	87	40	69

Net investment income (loss)	162	518	468	246	(69)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(68)	25	206	53	(734)
Realized gain distribution	206	294	1	-	-

Realized gains (losses)	138	319	207	53	(734)

Change in unrealized appreciation/(depreciation) of investments during the period	90	692	1,021	678	2,669

Net increase (decrease) in net assets resulting from operations	$390	$1,529	$1,696	$977	$1,866

12	The Accompanying Notes are an Integral Part of these Financial Statements

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Growth Stock Division		Focused Appreciation Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$1,620	$1,156	$(270)	$(566)
Net realized gains (losses)	45,896	35,185	42,633	17,510
Net change in unrealized appreciation/(depreciation)	(40,014)	(15,204)	(34,783)	(1,126)

Net increase (decrease) in net assets resulting from operations	7,502	21,137	7,580	15,818

Contract Transactions:
Contract owners’ net payments	13,339	16,403	5,361	5,461
Policy loans, surrenders and death benefits	(20,322)	(19,376)	(6,701)	(6,070)
Mortality and other (net)	(7,996)	(7,916)	(2,967)	(2,737)
Transfers from other divisions or sponsor	37,564	42,591	24,168	18,610
Transfers to other divisions or sponsor	(41,210)	(47,062)	(19,714)	(15,217)

Net increase (decrease) in net assets resulting from contract transactions	(18,625)	(15,360)	147	47

Net increase (decrease) in net assets	(11,123)	5,777	7,727	15,865

Net Assets:
Beginning of period	392,702	386,925	138,660	122,795

End of period	$381,579	$392,702	$146,387	$138,660

Units issued during the period	6,637	6,955	6,972	5,061
Units redeemed during the period	(10,487)	(10,111)	(7,506)	(5,218)

Net units issued (redeemed) during period	(3,850)	(3,156)	(534)	(157)

	Large Cap Core Stock Division		Large Cap Blend Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$3,943	$3,996	$58	$45
Net realized gains (losses)	8,984	7,077	1,077	942
Net change in unrealized appreciation/(depreciation)	2,919	(19,376)	46	(1,289)

Net increase (decrease) in net assets resulting from operations	15,846	(8,303)	1,181	(302)

Contract Transactions:
Contract owners’ net payments	9,954	10,997	345	401
Policy loans, surrenders and death benefits	(11,141)	(11,354)	(391)	(407)
Mortality and other (net)	(5,363)	(5,092)	(178)	(158)
Transfers from other divisions or sponsor	20,931	22,302	2,340	3,306
Transfers to other divisions or sponsor	(24,288)	(24,099)	(2,649)	(2,098)

Net increase (decrease) in net assets resulting from contract transactions	(9,907)	(7,246)	(533)	1,044

Net increase (decrease) in net assets	5,939	(15,549)	648	742

Net Assets:
Beginning of period	228,494	244,043	8,934	8,192

End of period	$234,433	$228,494	$9,582	$8,934

Units issued during the period	6,930	6,178	1,262	2,066
Units redeemed during the period	(9,324)	(8,346)	(1,607)	(1,332)

Net units issued (redeemed) during period	(2,394)	(2,168)	(345)	734

The Accompanying Notes are an Integral Part of the Financial Statements.	13

	Index 500 Stock Division		Large Company Value Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$16,201	$14,059	$142	$137
Net realized gains (losses)	39,325	33,990	958	1,554
Net change in unrealized appreciation/(depreciation)	68,263	(39,564)	477	(2,190)

Net increase (decrease) in net assets resulting from operations	123,789	8,485	1,577	(499)

Contract Transactions:
Contract owners’ net payments	40,344	43,263	375	46
Policy loans, surrenders and death benefits	(50,095)	(49,812)	(363)	(476)
Mortality and other (net)	(23,150)	(22,011)	(199)	(195)
Transfers from other divisions or sponsor	112,605	123,814	2,778	2,935
Transfers to other divisions or sponsor	(94,494)	(112,923)	(1,884)	(2,752)

Net increase (decrease) in net assets resulting from contract transactions	(14,790)	(17,669)	707	(442)

Net increase (decrease) in net assets	108,999	(9,184)	2,284	(941)

Net Assets:
Beginning of period	1,113,211	1,122,395	10,525	11,466

End of period	$1,222,210	$1,113,211	$12,809	$10,525

Units issued during the period	19,194	19,619	1,729	1,833
Units redeemed during the period	(21,574)	(22,012)	(1,316)	(2,125)

Net units issued (redeemed) during period	(2,380)	(2,393)	413	(292)

	Domestic Equity Division		Equity Income Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$2,756	$2,593	$1,792	$1,472
Net realized gains (losses)	10,777	2,778	7,846	5,962
Net change in unrealized appreciation/(depreciation)	12,436	(6,299)	9,616	(16,053)

Net increase (decrease) in net assets resulting from operations	25,969	(928)	19,254	(8,619)

Contract Transactions:
Contract owners’ net payments	6,334	7,510	4,211	4,769
Policy loans, surrenders and death benefits	(8,607)	(8,549)	(5,023)	(5,561)
Mortality and other (net)	(3,989)	(3,748)	(2,223)	(2,279)
Transfers from other divisions or sponsor	20,732	17,928	32,123	40,408
Transfers to other divisions or sponsor	(20,380)	(19,323)	(35,200)	(42,659)

Net increase (decrease) in net assets resulting from contract transactions	(5,910)	(6,182)	(6,112)	(5,322)

Net increase (decrease) in net assets	20,059	(7,110)	13,142	(13,941)

Net Assets:
Beginning of period	183,664	190,774	109,208	123,149

End of period	$203,723	$183,664	$122,350	$109,208

Units issued during the period	10,501	8,001	5,663	5,806
Units redeemed during the period	(13,180)	(10,092)	(7,532)	(7,530)

Net units issued (redeemed) during period	(2,679)	(2,091)	(1,869)	(1,724)

14	The Accompanying Notes are an Integral Part of these Financial Statements

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$(1,159)	$(1,943)	$2,138	$1,892
Net realized gains (losses)	37,735	48,244	26,650	23,320
Net change in unrealized appreciation/(depreciation)	(35,131)	(44,630)	25,003	(32,917)

Net increase (decrease) in net assets resulting from operations	1,445	1,671	53,791	(7,705)

Contract Transactions:
Contract owners’ net payments	18,624	19,386	8,562	10,074
Policy loans, surrenders and death benefits	(23,207)	(23,943)	(13,600)	(14,035)
Mortality and other (net)	(9,330)	(9,632)	(5,485)	(5,285)
Transfers from other divisions or sponsor	24,376	17,798	55,433	53,620
Transfers to other divisions or sponsor	(28,172)	(19,650)	(52,209)	(51,848)

Net increase (decrease) in net assets resulting from contract transactions	(17,709)	(16,041)	(7,299)	(7,474)

Net increase (decrease) in net assets	(16,264)	(14,370)	46,492	(15,179)

Net Assets:
Beginning of period	450,936	465,306	275,417	290,596

End of period	$434,672	$450,936	$321,909	$275,417

Units issued during the period	8,144	8,343	7,165	7,129
Units redeemed during the period	(11,901)	(11,368)	(9,075)	(8,818)

Net units issued (redeemed) during period	(3,757)	(3,025)	(1,910)	(1,689)

	Mid Cap Value Division		Small Cap Growth Stock Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$814	$719	$(483)	$(850)
Net realized gains (losses)	5,890	7,028	26,234	17,616
Net change in unrealized appreciation/(depreciation)	6,614	(8,752)	1,743	(16,791)

Net increase (decrease) in net assets resulting from operations	13,318	(1,005)	27,494	(25)

Contract Transactions:
Contract owners’ net payments	2,170	2,595	9,094	9,377
Policy loans, surrenders and death benefits	(2,529)	(3,019)	(11,476)	(13,265)
Mortality and other (net)	(1,345)	(1,195)	(4,708)	(4,931)
Transfers from other divisions or sponsor	13,090	8,739	31,343	35,798
Transfers to other divisions or sponsor	(7,681)	(9,002)	(35,160)	(36,111)

Net increase (decrease) in net assets resulting from contract transactions	3,705	(1,882)	(10,907)	(9,132)

Net increase (decrease) in net assets	17,023	(2,887)	16,587	(9,157)

Net Assets:
Beginning of period	57,463	60,350	246,246	255,403

End of period	$74,486	$57,463	$262,833	$246,246

Units issued during the period	3,487	2,758	6,249	6,429
Units redeemed during the period	(2,583)	(3,135)	(8,945)	(8,434)

Net units issued (redeemed) during period	904	(377)	(2,696)	(2,005)

The Accompanying Notes are an Integral Part of the Financial Statements.	15

	Index 600 Stock Division		Small Cap Value Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

Operations:
Net investment income (loss)	$37	$(91)	$855	$417
Net realized gains (losses)	1,277	379	24,891	14,091
Net change in unrealized appreciation/(depreciation)	4,539	(841)	22,755	(24,363)

Net increase (decrease) in net assets resulting from operations	5,853	(553)	48,501	(9,855)

Contract Transactions:
Contract owners’ net payments	784	914	6,519	7,067
Policy loans, surrenders and death benefits	(979)	(1,019)	(7,329)	(7,296)
Mortality and other (net)	(454)	(417)	(3,374)	(3,157)
Transfers from other divisions or sponsor	11,375	6,503	16,178	14,221
Transfers to other divisions or sponsor	(6,862)	(4,845)	(17,444)	(18,652)

Net increase (decrease) in net assets resulting from contract transactions	3,864	1,136	(5,450)	(7,817)

Net increase (decrease) in net assets	9,717	583	43,051	(17,672)

Net Assets:
Beginning of period	20,831	20,248	156,881	174,553

End of period	$30,548	$20,831	$199,932	$156,881

Units issued during the period	4,422	3,326	5,511	4,699
Units redeemed during the period	(2,613)	(2,477)	(6,473)	(6,788)

Net units issued (redeemed) during period	1,809	849	(962)	(2,089)

	International Growth Division		Research International Core Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

Operations:
Net investment income (loss)	$630	$1,164	$347	$394
Net realized gains (losses)	(1,804)	(285)	225	1,002
Net change in unrealized appreciation/(depreciation)	(2,196)	(2,835)	(925)	(1,884)

Net increase (decrease) in net assets resulting from operations	(3,370)	(1,956)	(353)	(488)

Contract Transactions:
Contract owners’ net payments	5,036	5,611	1,032	1,225
Policy loans, surrenders and death benefits	(4,066)	(4,436)	(1,874)	(1,266)
Mortality and other (net)	(1,638)	(1,893)	(402)	(453)
Transfers from other divisions or sponsor	17,106	18,435	12,781	11,213
Transfers to other divisions or sponsor	(18,406)	(17,657)	(9,133)	(6,587)

Net increase (decrease) in net assets resulting from contract transactions	(1,968)	60	2,404	4,132

Net increase (decrease) in net assets	(5,338)	(1,896)	2,051	3,644

Net Assets:
Beginning of period	88,907	90,803	24,504	20,860

End of period	$83,569	$88,907	$26,555	$24,504

Units issued during the period	9,794	6,706	5,981	7,169
Units redeemed during the period	(10,987)	(6,501)	(4,747)	(3,315)

Net units issued (redeemed) during period	(1,193)	205	1,234	3,854

16	The Accompanying Notes are an Integral Part of these Financial Statements

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	International Equity Division		Emerging Markets Equity Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$8,216	$13,562	$117	$169
Net realized gains (losses)	9,794	27,773	(993)	(160)
Net change in unrealized appreciation/(depreciation)	(6,228)	(54,665)	3,939	(4,779)

Net increase (decrease) in net assets resulting from operations	11,782	(13,330)	3,063	(4,770)

Contract Transactions:
Contract owners’ net payments	24,636	26,324	1,803	1,962
Policy loans, surrenders and death benefits	(22,332)	(25,768)	(1,938)	(1,542)
Mortality and other (net)	(8,848)	(10,778)	(648)	(511)
Transfers from other divisions or sponsor	59,573	77,759	16,062	23,591
Transfers to other divisions or sponsor	(65,166)	(76,679)	(13,867)	(18,817)

Net increase (decrease) in net assets resulting from contract transactions	(12,137)	(9,142)	1,412	4,683

Net increase (decrease) in net assets	(355)	(22,472)	4,475	(87)

Net Assets:
Beginning of period	502,646	525,118	34,756	34,843

End of period	$502,291	$502,646	$39,231	$34,756

Units issued during the period	38,507	27,401	11,875	13,290
Units redeemed during the period	(41,698)	(29,331)	(9,272)	(8,367)

Net units issued (redeemed) during period	(3,191)	(1,930)	2,603	4,923

	Government Money Market Division		Short-Term Bond Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$(433)	$(601)	$145	$41
Net realized gains (losses)	13	5	48	6
Net change in unrealized appreciation/(depreciation)	-	-	15	(15)

Net increase (decrease) in net assets resulting from operations	(420)	(596)	208	32

Contract Transactions:
Contract owners’ net payments	54,758	60,267	78	625
Policy loans, surrenders and death benefits	(31,362)	(24,108)	(1,687)	(1,395)
Mortality and other (net)	(5,055)	(5,023)	(344)	(272)
Transfers from other divisions or sponsor	154,738	176,151	11,068	7,831
Transfers to other divisions or sponsor	(179,008)	(201,367)	(4,660)	(4,471)

Net increase (decrease) in net assets resulting from contract transactions	(5,929)	5,920	4,455	2,318

Net increase (decrease) in net assets	(6,349)	5,324	4,663	2,350

Net Assets:
Beginning of period	171,148	165,824	15,742	13,392

End of period	$164,799	$171,148	$20,405	$15,742

Units issued during the period	77,734	72,351	9,899	5,052
Units redeemed during the period	(73,697)	(72,474)	(5,931)	(3,669)

Net units issued (redeemed) during period	4,037	(123)	3,968	1,383

The Accompanying Notes are an Integral Part of the Financial Statements.	17

	Select Bond Division		Long-Term U.S. Government Bond Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$3,885	$2,732	$154	$138
Net realized gains (losses)	2,133	1,662	558	223
Net change in unrealized appreciation/(depreciation)	363	(4,036)	(813)	(616)

Net increase (decrease) in net assets resulting from operations	6,381	358	(101)	(255)

Contract Transactions:
Contract owners’ net payments	10,912	12,283	438	480
Policy loans, surrenders and death benefits	(15,616)	(15,876)	(884)	(459)
Mortality and other (net)	(5,078)	(5,017)	(220)	(176)
Transfers from other divisions or sponsor	182,005	152,965	6,064	5,718
Transfers to other divisions or sponsor	(172,683)	(150,131)	(3,804)	(4,151)

Net increase (decrease) in net assets resulting from contract transactions	(460)	(5,776)	1,594	1,412

Net increase (decrease) in net assets	5,921	(5,418)	1,493	1,157

Net Assets:
Beginning of period	243,197	248,615	8,101	6,944

End of period	$249,118	$243,197	$9,594	$8,101

Units issued during the period	12,286	10,393	4,016	3,694
Units redeemed during the period	(11,924)	(10,605)	(3,144)	(2,745)

Net units issued (redeemed) during period	362	(212)	872	949

	Inflation Protection Division		High Yield Bond Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$71	$169	$5,264	$4,369
Net realized gains (losses)	(262)	(236)	153	45
Net change in unrealized appreciation/(depreciation)	513	(162)	8,628	(6,187)

Net increase (decrease) in net assets resulting from operations	322	(229)	14,045	(1,773)

Contract Transactions:
Contract owners’ net payments	150	208	4,341	4,941
Policy loans, surrenders and death benefits	(705)	(599)	(5,641)	(4,917)
Mortality and other (net)	(172)	(174)	(2,257)	(2,157)
Transfers from other divisions or sponsor	5,144	3,888	23,577	21,009
Transfers to other divisions or sponsor	(3,727)	(3,678)	(24,137)	(22,343)

Net increase (decrease) in net assets resulting from contract transactions	690	(355)	(4,117)	(3,467)

Net increase (decrease) in net assets	1,012	(584)	9,928	(5,240)

Net Assets:
Beginning of period	7,975	8,559	100,914	106,154

End of period	$8,987	$7,975	$110,842	$100,914

Units issued during the period	3,083	1,866	3,750	3,268
Units redeemed during the period	(2,545)	(1,830)	(4,572)	(3,935)

Net units issued (redeemed) during period	538	36	(822)	(667)

18	The Accompanying Notes are an Integral Part of these Financial Statements

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Multi-Sector Bond Division		Balanced Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$1,267	$1,410	$6,076	$5,319
Net realized gains (losses)	(342)	380	46	12,151
Net change in unrealized appreciation/(depreciation)	1,983	(2,540)	13,568	(19,365)

Net increase (decrease) in net assets resulting from operations	2,908	(750)	19,690	(1,895)

Contract Transactions:
Contract owners’ net payments	1,216	1,593	4,356	14,683
Policy loans, surrenders and death benefits	(1,364)	(2,129)	(15,351)	(21,178)
Mortality and other (net)	(622)	(538)	(8,464)	(8,616)
Transfers from other divisions or sponsor	10,354	7,719	72,413	73,175
Transfers to other divisions or sponsor	(7,061)	(4,693)	(70,276)	(71,368)

Net increase (decrease) in net assets resulting from contract transactions	2,523	1,952	(17,322)	(13,304)

Net increase (decrease) in net assets	5,431	1,202	2,368	(15,199)

Net Assets:
Beginning of period	27,546	26,344	345,035	360,234

End of period	$32,977	$27,546	$347,403	$345,035

Units issued during the period	7,965	5,904	5,471	6,049
Units redeemed during the period	(6,146)	(4,361)	(10,013)	(7,489)

Net units issued (redeemed) during period	1,819	1,543	(4,542)	(1,440)

	Asset Allocation Division		Fidelity VIP Mid Cap Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$860	$688	$(181)	$(309)
Net realized gains (losses)	2,660	2,955	10,023	21,934
Net change in unrealized appreciation/(depreciation)	(399)	(3,931)	7,801	(24,866)

Net increase (decrease) in net assets resulting from operations	3,121	(288)	17,643	(3,241)

Contract Transactions:
Contract owners’ net payments	1,924	2,280	6,876	7,440
Policy loans, surrenders and death benefits	(2,252)	(4,065)	(7,350)	(8,788)
Mortality and other (net)	(1,030)	(1,100)	(3,267)	(3,404)
Transfers from other divisions or sponsor	2,560	4,243	19,500	23,074
Transfers to other divisions or sponsor	(3,719)	(4,118)	(26,117)	(27,695)

Net increase (decrease) in net assets resulting from contract transactions	(2,517)	(2,760)	(10,358)	(9,373)

Net increase (decrease) in net assets	604	(3,048)	7,285	(12,614)

Net Assets:
Beginning of period	44,291	47,339	162,700	175,314

End of period	$44,895	$44,291	$169,985	$162,700

Units issued during the period	1,947	2,342	4,476	4,032
Units redeemed during the period	(2,799)	(3,786)	(6,304)	(5,789)

Net units issued (redeemed) during period	(852)	(1,444)	(1,828)	(1,757)

The Accompanying Notes are an Integral Part of the Financial Statements.	19

	Fidelity VIP Contrafund Division		Neuberger Berman AMT Socially Responsive Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$71	$158	$15	$9
Net realized gains (losses)	4,138	4,834	292	626
Net change in unrealized appreciation/(depreciation)	(1,716)	(5,033)	114	(679)

Net increase (decrease) in net assets resulting from operations	2,493	(41)	421	(44)

Contract Transactions:
Contract owners’ net payments	1,475	1,656	200	206
Policy loans, surrenders and death benefits	(1,701)	(1,679)	(124)	(107)
Mortality and other (net)	(680)	(722)	(80)	(78)
Transfers from other divisions or sponsor	8,026	13,698	1,270	1,389
Transfers to other divisions or sponsor	(10,959)	(11,112)	(1,314)	(1,442)

Net increase (decrease) in net assets resulting from contract transactions	(3,839)	1,841	(48)	(32)

Net increase (decrease) in net assets	(1,346)	1,800	373	(76)

Net Assets:
Beginning of period	39,557	37,757	4,514	4,590

End of period	$38,211	$39,557	$4,887	$4,514

Units issued during the period	3,690	5,751	437	533
Units redeemed during the period	(5,993)	(4,331)	(460)	(515)

Net units issued (redeemed) during period	(2,303)	1,420	(23)	18

	Russell Multi-Style Equity Division		Russell Aggressive Equity Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$1,257	$849	$371	$238
Net realized gains (losses)	18,857	23,353	(542)	9,884
Net change in unrealized appreciation/(depreciation)	(789)	(22,709)	15,792	(17,635)

Net increase (decrease) in net assets resulting from operations	19,325	1,493	15,621	(7,513)

Contract Transactions:
Contract owners’ net payments	6,896	8,097	3,857	4,308
Policy loans, surrenders and death benefits	(12,791)	(12,001)	(5,720)	(4,312)
Mortality and other (net)	(3,830)	(4,032)	(1,906)	(1,972)
Transfers from other divisions or sponsor	10,247	11,818	10,569	11,034
Transfers to other divisions or sponsor	(17,959)	(15,639)	(13,778)	(14,511)

Net increase (decrease) in net assets resulting from contract transactions	(17,437)	(11,757)	(6,978)	(5,453)

Net increase (decrease) in net assets	1,888	(10,264)	8,643	(12,966)

Net Assets:
Beginning of period	203,098	213,362	91,739	104,705

End of period	$204,986	$203,098	$100,382	$91,739

Units issued during the period	8,644	8,880	3,574	3,775
Units redeemed during the period	(17,757)	(14,785)	(6,134)	(5,722)

Net units issued (redeemed) during period	(9,113)	(5,905)	(2,560)	(1,947)

20	The Accompanying Notes are an Integral Part of these Financial Statements

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Russell Non-U.S. Division		Russell Core Bond Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$3,229	$898	$1,078	$1,739
Net realized gains (losses)	(995)	688	3,291	1,474
Net change in unrealized appreciation/(depreciation)	(62)	(3,565)	(2,027)	(3,624)

Net increase (decrease) in net assets resulting from operations	2,172	(1,979)	2,342	(411)

Contract Transactions:
Contract owners’ net payments	5,323	6,294	3,465	4,469
Policy loans, surrenders and death benefits	(6,474)	(6,014)	(4,549)	(5,359)
Mortality and other (net)	(2,267)	(2,492)	(1,877)	(1,848)
Transfers from other divisions or sponsor	16,995	16,745	42,958	46,501
Transfers to other divisions or sponsor	(17,268)	(16,360)	(41,602)	(44,667)

Net increase (decrease) in net assets resulting from contract transactions	(3,691)	(1,827)	(1,605)	(904)

Net increase (decrease) in net assets	(1,519)	(3,806)	737	(1,315)

Net Assets:
Beginning of period	117,670	121,476	85,576	86,891

End of period	$116,151	$117,670	$86,313	$85,576

Units issued during the period	8,155	8,262	9,358	6,643
Units redeemed during the period	(10,276)	(9,113)	(9,358)	(6,812)

Net units issued (redeemed) during period	(2,121)	(851)	-	(169)

	Russell Global Real Estate Securities Division		Russell LifePoints Moderate Strategy Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$7,069	$2,124	$162	$67
Net realized gains (losses)	4,210	8,457	138	79
Net change in unrealized appreciation/(depreciation)	(6,864)	(10,912)	90	(214)

Net increase (decrease) in net assets resulting from operations	4,415	(331)	390	(68)

Contract Transactions:
Contract owners’ net payments	7,302	8,210	(714)	84
Policy loans, surrenders and death benefits	(10,023)	(7,815)	(392)	(33)
Mortality and other (net)	(3,457)	(3,496)	(108)	(67)
Transfers from other divisions or sponsor	25,224	27,002	2,870	668
Transfers to other divisions or sponsor	(26,974)	(26,784)	(127)	(655)

Net increase (decrease) in net assets resulting from contract transactions	(7,928)	(2,883)	1,529	(3)

Net increase (decrease) in net assets	(3,513)	(3,214)	1,919	(71)

Net Assets:
Beginning of period	172,160	175,374	3,256	3,327

End of period	$168,647	$172,160	$5,175	$3,256

Units issued during the period	4,868	4,691	3,351	598
Units redeemed during the period	(6,356)	(4,994)	(2,029)	(352)

Net units issued (redeemed) during period	(1,488)	(303)	1,322	246

The Accompanying Notes are an Integral Part of the Financial Statements.	21

	Russell LifePoints Balanced Strategy Division		Russell LifePoints Growth Strategy Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$518	$299	$468	$272
Net realized gains (losses)	319	1,376	207	1,571
Net change in unrealized appreciation/(depreciation)	692	(2,159)	1,021	(2,631)

Net increase (decrease) in net assets resulting from operations	1,529	(484)	1,696	(788)

Contract Transactions:
Contract owners’ net payments	889	265	948	636
Policy loans, surrenders and death benefits	(904)	(1,079)	(971)	(1,478)
Mortality and other (net)	(430)	(390)	(446)	(449)
Transfers from other divisions or sponsor	2,457	3,829	717	1,557
Transfers to other divisions or sponsor	(2,277)	(1,752)	(1,421)	(568)

Net increase (decrease) in net assets resulting from contract transactions	(265)	873	(1,173)	(302)

Net increase (decrease) in net assets	1,264	389	523	(1,090)

Net Assets:
Beginning of period	17,506	17,117	19,036	20,126

End of period	$18,770	$17,506	$19,559	$19,036

Units issued during the period	2,206	2,777	1,411	1,846
Units redeemed during the period	(2,921)	(2,921)	(2,371)	(2,104)

Net units issued (redeemed) during period	(715)	(144)	(960)	(258)

	Russell LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$246	$102	$(69)	$(50)
Net realized gains (losses)	53	831	(734)	(412)
Net change in unrealized appreciation/(depreciation)	678	(1,325)	2,669	(4,167)

Net increase (decrease) in net assets resulting from operations	977	(392)	1,866	(4,629)

Contract Transactions:
Contract owners’ net payments	106	510	1,168	1,175
Policy loans, surrenders and death benefits	(87)	(337)	(1,014)	(737)
Mortality and other (net)	(178)	(155)	(335)	(225)
Transfers from other divisions or sponsor	1,762	858	8,015	8,879
Transfers to other divisions or sponsor	(581)	(422)	(5,604)	(5,515)

Net increase (decrease) in net assets resulting from contract transactions	1,022	454	2,230	3,577

Net increase (decrease) in net assets	1,999	62	4,096	(1,052)

Net Assets:
Beginning of period	8,824	8,762	14,882	15,934

End of period	$10,823	$8,824	$18,978	$14,882

Units issued during the period	1,865	1,034	2,278	1,907
Units redeemed during the period	(1,015)	(870)	(1,843)	(1,296)

Net units issued (redeemed) during period	850	164	435	611

22	The Accompanying Notes are an Integral Part of these Financial Statements

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2016

1.	Organization

Northwestern Mutual Variable Life Account (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual” or “sponsor”) used to fund variable life insurance policies (“the Policies”).

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund, Neuberger Berman Advisers Management Trust, Russell Investment Funds and Credit Suisse Trust (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Portfolios should be read in conjunction with the financial statements of the Divisions. Each Division of the account indirectly bears exposure to the market credit and liquidity risks of the Portfolio in which it invests.

New sales of the Policies which invest in the Account were discontinued for Variable CompLife, Variable Executive Life, and Variable Joint Life policies in 2008, Variable Life was discontinued in 1995. However, premium payments made by policyowners existing at that date will continue to be recorded by the Account.

On May 1, 2016, the Money Market Division was renamed the Government Money Market Division.

2.	Significant Accounting Policies

A.	Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for use in estimates. Actual results could differ from those estimates.

B.	Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2016, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 securities are valued at fair value as determined by quoted prices in active markets for identical securities. There were no transfers between levels during the year. All changes in fair value are recorded as change in unrealized appreciation/(depreciation) of investments during the period in the statements of operations of the applicable Division.

C.	Investment Income, Securities Transactions and Policy Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex–date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. The Policies are eligible to receive policy dividends from Northwestern Mutual. Any dividends reinvested in the Account are reflected in Policyowners’ net payments in the accompanying financial statements.

D.	Due to Participants – Upon notification of death of the policyowner, a liability is recorded and is included in Due to Participants in the accompanying financial statements. This liability is identified as Level 1 for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification.

E.	Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The Policies, which are funded in the Account, are taxed as part of the operations of

23

Northwestern Mutual. The Policies provide that a charge for taxes may be made against the assets of the Account. Currently, for Variable Life policies issued before October 11, 1995, Northwestern Mutual charges the Account at an annual rate of 0.05% of the Account’s net assets and reserves the right to increase, decrease or eliminate the charge for taxes in the future. Currently, for Variable CompLife policies issued on or after October 11, 1995, Variable Executive Life policies issued on or after March 2, 1998, and Variable Joint Life policies issued on or after December 10, 1998, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

F.	Premium Payments – For Variable Life and Variable CompLife policies, the Account is credited for the policyowners’ net annual premiums at the respective policy anniversary dates regardless of when policyowners actually pay their premiums. Northwestern Mutual’s equity represents any unpaid portion of net annual premiums.

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2016 were as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$54,807	$34,793
Focused Appreciation	57,219	17,882
Large Cap Core Stock	19,854	21,678
Large Cap Blend	2,837	2,596
Index 500 Stock	107,059	81,621
Large Company Value	3,839	1,988
Domestic Equity	23,262	19,039
Equity Income	16,476	14,953
Mid Cap Growth Stock	53,242	35,836
Index 400 Stock	42,094	25,274
Mid Cap Value	15,610	6,198
Small Cap Growth Stock	36,517	23,212
Index 600 Stock	9,183	4,171
Small Cap Value	33,795	17,200
International Growth	8,740	10,125
Research International Core	7,413	4,456
International Equity	43,695	41,282
Emerging Markets Equity	7,271	5,726
Government Money Market	72,417	78,111
Short-Term Bond	10,141	5,543
Select Bond	37,651	33,080
Long-Term U.S. Government Bond	6,557	4,664
Inflation Protection	3,247	2,486
High Yield Bond	14,278	13,126
Multi-Sector Bond	9,994	6,280
Balanced	36,068	38,062
Asset Allocation	5,911	5,932
Fidelity VIP Mid Cap	18,615	19,067
Fidelity VIP Contrafund	7,310	7,946
Neuberger Berman AMT Socially Responsive	751	617
Russell Multi-Style Equity	23,127	26,429
Russell Aggressive Equity	5,852	12,370
Russell Non-U.S.	12,010	12,503
Russell Core Bond	15,924	14,073

24

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2016

Division	Purchases	Sales
Russell Global Real Estate Securities	$22,220	$17,837
Russell LifePoints Moderate Strategy	4,362	2,465
Russell LifePoints Balanced Strategy	3,980	3,432
Russell LifePoints Growth Strategy	2,075	2,785
Russell LifePoints Equity Growth Strategy	2,598	1,332
Credit Suisse Trust Commodity Return Strategy	4,361	2,195

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is paid to Northwestern Mutual. Mortality risk is the risk that insureds may not live as long as estimated. Expense risk is the risk that expenses of issuing and administering the Policies may exceed the estimated costs.

For Variable Life and Variable CompLife policies, the deduction is determined daily at an annual rate of 0.50% and 0.45%, respectively, of the net assets of the Account. These charges are reflected as a reduction in invested assets and are included in Mortality and expense risk charges in the accompanying financial statements.

A deduction for the mortality and expense risks for Variable Executive Life policies is determined monthly at an annual rate of 0.48% of the amount invested in the Account for the Policy for the first ten Policy years, and 0.05% thereafter for policies with the Cash Value Amendment, or 0.03% thereafter for the policies without the Cash Value Amendment.

A deduction for the mortality and expense risks for Variable Joint Life policies is determined monthly at an annual rate of 0.00% of the amount invested in the Account. Additional Variable Joint Life mortality and expense risks deductions are determined annually and are paid to Northwestern Mutual for the first ten Policy years based on the age of the insured individuals at the time the policy was issued.

Additional mortality costs are deducted from the Policies annually for Variable Life and Variable CompLife policies, and monthly for Variable Executive Life and Variable Joint Life policies, and are paid to Northwestern Mutual to cover the cost of providing insurance protection. For Variable Life and Variable CompLife policies, this cost is actuarially calculated based upon the insured’s age, the 1980 Commissioners Standard Ordinary Mortality Table and the amount of insurance provided under the policy. For Variable Executive Life and Variable Joint Life policies, the cost reflects expected mortality costs based upon actual experience.

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for sales load, administrative expenses, taxes and a risk charge for the guaranteed minimum death benefit among other charges which are detailed in the Prospectus.

Mortality and expense risks deductions for Variable Executive Life and Variable Joint Life policies, as well as the noted additional mortality costs and other deductions for each of the products are reflected as a reduction in units and are included in Mortality and other in the accompanying financial statements.

25

5.	Subsequent Events

Effective May 1, 2017, the following Divisions will be renamed.

Current Name	New Name
Russell Multi-Style Equity Division	U.S. Strategic Equity Division
Russell Aggressive Equity Division	U.S. Small Cap Equity Division
Russell Non-U.S. Division	International Developed Markets Division
Russell Core Bond Division	Strategic Bond Division
Russell Global Real Estate Securities Division	Global Real Estate Securities Division
Russell LifePoints Moderate Strategy Division	LifePoints Moderate Strategy Division
Russell LifePoints Balanced Strategy Division	LifePoints Balanced Strategy Division
Russell LifePoints Growth Strategy Division	LifePoints Growth Strategy Division
Russell LifePoints Equity Growth Strategy Division	LifePoints Equity Growth Strategy Division

26

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2016

6.	Financial Highlights

	As of the respective period end date:					For the respective period ended:

Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)

Growth Stock
Year Ended 12/31/16	78,732	$4.251519	to	$59.189518	$381,579	0.87%	0.00% to 0.55%	1.91%	to	2.47%
Year Ended 12/31/15	82,582	4.167790	to	57.763945	392,702	0.74	0.00 to 0.55	5.43	to	6.01
Year Ended 12/31/14	85,738	3.949121	to	54.488126	386,925	0.59	0.00 to 0.55	8.43	to	9.02
Year Ended 12/31/13	88,857	3.638539	to	49.977915	368,165	0.68	0.00 to 0.55	35.12	to	35.86
Year Ended 12/31/12	92,840	2.690097	to	36.785012	284,588	0.57	0.00 to 0.55	12.32	to	12.94

Focused Appreciation
Year Ended 12/31/16	33,700	$3.746116	to	$39.992151	$146,387	0.24%	0.00% to 0.55%	5.30%	to	5.87%
Year Ended 12/31/15	34,234	3.554167	to	37.773111	138,660	0.00	0.00 to 0.55	13.02	to	13.64
Year Ended 12/31/14	34,391	3.141534	to	33.238141	122,795	0.02	0.00 to 0.55	8.84	to	9.43
Year Ended 12/31/13	35,292	2.883615	to	30.372615	116,386	0.48	0.00 to 0.55	28.30	to	29.01
Year Ended 12/31/12	36,929	2.245328	to	23.543734	96,087	0.27	0.00 to 0.55	19.48	to	20.14

Large Cap Core Stock
Year Ended 12/31/16	64,732	$3.081784	to	$42.503832	$234,433	2.16%	0.00% to 0.55%	6.98%	to	7.57%
Year Ended 12/31/15	67,126	2.877770	to	39.512372	228,494	2.14	0.00 to 0.55	(3.59)	to	(3.06)
Year Ended 12/31/14	69,294	2.981972	to	40.759702	244,043	1.49	0.00 to 0.55	7.97	to	8.56
Year Ended 12/31/13	71,653	2.759081	to	37.544148	233,882	1.15	0.00 to 0.55	27.88	to	28.58
Year Ended 12/31/12	75,256	2.155410	to	29.198468	191,903	1.20	0.00 to 0.55	11.02	to	11.63

Large Cap Blend
Year Ended 12/31/16	5,069	$1.739254	to	$15.001832	$9,582	1.06%	0.00% to 0.55%	13.36%	to	13.99%
Year Ended 12/31/15	5,414	1.532727	to	13.161232	8,934	0.93	0.00 to 0.55	(2.95)	to	(2.42)
Year Ended 12/31/14	4,680	1.577743	to	13.487127	8,192	0.04	0.00 to 0.55	11.96	to	12.58
Year Ended 12/31/13	3,877	1.407785	to	11.980322	6,157	0.99	0.00 to 0.55	30.14	to	30.86
Year Ended 12/31/12	3,025	1.080633	to	9.155103	3,615	0.92	0.00 to 0.55	14.57	to	15.20

Index 500 Stock
Year Ended 12/31/16	196,058	$5.062909	to	$117.092375	$1,222,210	1.85%	0.00% to 0.55%	11.12%	to	11.73%
Year Ended 12/31/15	198,438	4.551560	to	104.794845	1,113,211	1.70	0.00 to 0.55	0.62	to	1.17
Year Ended 12/31/14	200,831	4.519180	to	103.583087	1,122,395	1.60	0.00 to 0.55	12.84	to	13.46
Year Ended 12/31/13	203,612	4.001083	to	91.297175	1,008,802	1.82	0.00 to 0.55	31.33	to	32.05
Year Ended 12/31/12	207,627	3.043500	to	69.136117	785,534	1.77	0.00 to 0.55	15.12	to	15.76

Large Company Value
Year Ended 12/31/16	6,290	$1.812084	to	$15.379433	$12,809	1.71%	0.00% to 0.55%	14.73%	to	15.36%
Year Ended 12/31/15	5,877	1.577867	to	13.331635	10,525	1.62	0.00 to 0.55	(4.37)	to	(3.85)
Year Ended 12/31/14	6,169	1.648404	to	13.865219	11,466	0.00	0.00 to 0.55	12.41	to	13.03
Year Ended 12/31/13	4,244	1.464939	to	12.266796	7,585	1.75	0.00 to 0.55	30.57	to	31.29
Year Ended 12/31/12	2,300	1.120811	to	9.343226	3,112	1.90	0.00 to 0.55	15.83	to	16.47

Domestic Equity
Year Ended 12/31/16	71,274	$2.443831	to	$26.364364	$203,723	1.86%	0.00% to 0.55%	14.35%	to	14.98%
Year Ended 12/31/15	73,953	2.135000	to	22.929503	183,664	1.82	0.00 to 0.55	(0.64)	to	(0.09)
Year Ended 12/31/14	76,044	2.146602	to	22.950784	190,774	1.70	0.00 to 0.55	13.25	to	13.87
Year Ended 12/31/13	77,733	1.893569	to	20.154766	172,457	1.68	0.00 to 0.55	33.29	to	34.03
Year Ended 12/31/12	80,040	1.419182	to	15.037814	134,628	2.16	0.00 to 0.55	13.72	to	14.35

Equity Income
Year Ended 12/31/16	37,103	$2.841098	to	$30.330455	$122,350	2.03%	0.00% to 0.55%	18.52%	to	19.17%
Year Ended 12/31/15	38,972	2.394831	to	25.451821	109,208	1.69	0.00 to 0.55	(7.25)	to	(6.74)
Year Ended 12/31/14	40,696	2.579506	to	27.291728	123,149	1.23	0.00 to 0.55	6.84	to	7.43
Year Ended 12/31/13	41,567	2.411872	to	25.403806	118,079	1.36	0.00 to 0.55	29.23	to	29.94
Year Ended 12/31/12	41,046	1.864547	to	19.550985	90,300	1.53	0.00 to 0.55	16.59	to	17.23

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

27

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2016

	As of the respective period end date:					For the respective period ended:

Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)

Mid Cap Growth Stock
Year Ended 12/31/16	97,909	$3.713373	to	$104.283373	$434,672	0.19%	0.00% to 0.55%	0.28%	to	0.83%
Year Ended 12/31/15	101,666	3.699378	to	103.425002	450,936	0.04	0.00 to 0.55	0.16	to	0.71
Year Ended 12/31/14	104,691	3.689747	to	102.693582	465,306	0.36	0.00 to 0.55	7.90	to	8.49
Year Ended 12/31/13	108,936	3.416219	to	94.654719	448,921	0.31	0.00 to 0.55	24.85	to	25.53
Year Ended 12/31/12	113,740	2.733618	to	75.402575	374,598	0.12	0.00 to 0.55	11.35	to	11.97

Index 400 Stock
Year Ended 12/31/16	64,605	$4.445732	to	$51.235085	$321,909	1.15%	0.00% to 0.55%	19.72%	to	20.38%
Year Ended 12/31/15	66,515	3.709654	to	42.560713	275,417	1.08	0.00 to 0.55	(2.92)	to	(2.38)
Year Ended 12/31/14	68,204	3.817251	to	43.598907	290,596	0.98	0.00 to 0.55	8.82	to	9.42
Year Ended 12/31/13	71,379	3.504450	to	39.846886	279,413	1.06	0.00 to 0.55	32.44	to	33.16
Year Ended 12/31/12	72,346	2.643527	to	29.923387	213,744	0.91	0.00 to 0.55	17.00	to	17.64

Mid Cap Value
Year Ended 12/31/16	17,981	$3.666285	to	$39.139970	$74,486	1.68%	0.00% to 0.55%	22.56%	to	23.23%
Year Ended 12/31/15	17,077	2.988550	to	31.761925	57,463	1.64	0.00 to 0.55	(1.87)	to	(1.33)
Year Ended 12/31/14	17,454	3.042400	to	32.189353	60,350	0.99	0.00 to 0.55	16.05	to	16.69
Year Ended 12/31/13	17,193	2.618947	to	27.585004	51,336	0.96	0.00 to 0.55	29.53	to	30.24
Year Ended 12/31/12	17,177	2.019864	to	21.179677	39,331	1.34	0.00 to 0.55	15.93	to	16.57

Small Cap Growth Stock
Year Ended 12/31/16	59,134	$4.055279	to	$53.557262	$262,833	0.23%	0.00% to 0.55%	11.64%	to	12.25%
Year Ended 12/31/15	61,830	3.628992	to	47.712811	246,246	0.11	0.00 to 0.55	(0.23)	to	0.32
Year Ended 12/31/14	63,835	3.633783	to	47.561777	255,403	0.00	0.00 to 0.55	8.06	to	8.66
Year Ended 12/31/13	66,550	3.359376	to	43.773190	246,636	0.49	0.00 to 0.55	37.84	to	38.60
Year Ended 12/31/12	68,955	2.434726	to	31.582975	185,068	0.00	0.00 to 0.55	8.88	to	9.48

Index 600 Stock
Year Ended 12/31/16	13,434	$1.937744	to	$21.724279	$30,548	0.58%	0.00% to 0.55%	25.43%	to	26.12%
Year Ended 12/31/15	11,625	1.543293	to	17.224563	20,831	0.00	0.00 to 0.55	(2.88)	to	(2.35)
Year Ended 12/31/14	10,776	1.587514	to	17.638780	20,248	1.53	0.00 to 0.55	4.76	to	5.34
Year Ended 12/31/13	9,373	1.513818	to	16.744685	16,819	4.29	0.00 to 0.55	39.90	to	40.67
Year Ended 12/31/12	4,910	1.081019	to	11.903891	6,206	3.11	0.00 to 0.55	15.16	to	15.80

Small Cap Value
Year Ended 12/31/16	44,467	$3.959369	to	$42.713658	$199,932	0.93%	0.00% to 0.55%	31.67%	to	32.39%
Year Ended 12/31/15	45,429	3.004079	to	32.262868	156,881	0.68	0.00 to 0.55	(5.97)	to	(5.45)
Year Ended 12/31/14	47,518	3.191481	to	34.121874	174,553	0.36	0.00 to 0.55	(0.33)	to	0.22
Year Ended 12/31/13	49,966	3.198795	to	34.046809	184,787	1.14	0.00 to 0.55	31.04	to	31.76
Year Ended 12/31/12	50,988	2.438620	to	25.839588	143,973	0.37	0.00 to 0.55	15.69	to	16.33

International Growth
Year Ended 12/31/16	42,651	$1.724317	to	$18.601991	$83,569	1.15%	0.00% to 0.55%	(3.93)%	to	(3.41)%
Year Ended 12/31/15	43,844	1.793138	to	19.257803	88,907	1.68	0.00 to 0.55	(2.26)	to	(1.73)
Year Ended 12/31/14	43,639	1.832844	to	19.596007	90,803	1.30	0.00 to 0.55	(5.04)	to	(4.52)
Year Ended 12/31/13	44,659	1.928280	to	20.524033	98,031	1.40	0.00 to 0.55	19.15	to	19.81
Year Ended 12/31/12	44,792	1.616718	to	17.130842	82,841	1.33	0.00 to 0.55	17.34	to	17.99

Research International Core
Year Ended 12/31/16	21,617	$1.038788	to	$9.985604	$26,555	1.77%	0.00% to 0.55%	(1.66)%	to	(1.12)%
Year Ended 12/31/15	20,383	1.055308	to	10.098885	24,504	2.05	0.00 to 0.55	(1.65)	to	(1.11)
Year Ended 12/31/14	16,529	1.071981	to	10.212438	20,860	1.45	0.00 to 0.55	(7.22)	to	(6.71)
Year Ended 12/31/13	14,106	1.154295	to	10.947312	19,169	0.13	0.00 to 0.55	18.27	to	18.92
Year Ended 12/31/12	10,388	0.975017	to	9.205651	12,233	1.72	0.00 to 0.55	16.12	to	16.76

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

28

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2016

	As of the respective period end date:					For the respective period ended:

Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)

International Equity
Year Ended 12/31/16	134,698	$3.220087	to	$4.983406	$502,291	2.14%	0.00% to 0.55%	2.33%	to	2.89%
Year Ended 12/31/15	137,889	3.143590	to	4.843231	502,646	2.95	0.00 to 0.55	(2.75)	to	(2.21)
Year Ended 12/31/14	139,819	3.229216	to	4.952849	525,118	1.91	0.00 to 0.55	(9.30)	to	(8.80)
Year Ended 12/31/13	143,163	3.556947	to	5.431053	593,256	2.19	0.00 to 0.55	20.71	to	21.38
Year Ended 12/31/12	147,013	2.943691	to	4.474566	504,481	2.59	0.00 to 0.55	20.85	to	21.52

Emerging Markets Equity
Year Ended 12/31/16	42,450	$0.805449	to	$9.676365	$39,231	0.72%	0.00% to 0.55%	8.47%	to	9.06%
Year Ended 12/31/15	39,847	0.741823	to	8.872116	34,756	0.88	0.00 to 0.55	(12.72)	to	(12.24)
Year Ended 12/31/14	34,924	0.849119	to	10.109813	34,843	0.63	0.00 to 0.55	(6.76)	to	(6.25)
Year Ended 12/31/13	29,027	0.909813	to	10.783888	30,454	0.75	0.00 to 0.55	(5.67)	to	(5.15)
Year Ended 12/31/12	19,140	0.963548	to	11.369632	21,469	0.15	0.00 to 0.55	18.18	to	18.83

Government Money Market
Year Ended 12/31/16	83,720	$1.527011	to	$41.625993	$164,799	0.12%	0.00% to 0.55%	(0.42)%	to	0.13%
Year Ended 12/31/15	79,683	1.531914	to	41.572750	171,148	0.01	0.00 to 0.55	(0.54)	to	0.01
Year Ended 12/31/14	79,806	1.538686	to	41.568533	165,824	0.07	0.00 to 0.55	(0.48)	to	0.07
Year Ended 12/31/13	82,246	1.544536	to	41.539003	170,166	0.10	0.00 to 0.55	(0.45)	to	0.10
Year Ended 12/31/12	84,564	1.549943	to	41.497953	169,940	0.14	0.00 to 0.55	(0.41)	to	0.15

Short-Term Bond
Year Ended 12/31/16	16,506	$1.025038	to	$12.481062	$20,405	1.19%	0.00% to 0.55%	1.12%	to	1.67%
Year Ended 12/31/15	12,538	1.012734	to	12.275717	15,742	0.71	0.00 to 0.55	0.17	to	0.72
Year Ended 12/31/14	11,155	1.010036	to	12.188479	13,392	0.60	0.00 to 0.55	(0.17)	to	0.38
Year Ended 12/31/13	9,076	1.010673	to	12.142453	10,582	0.17	0.00 to 0.55	0.00 (2)	to	0.55
Year Ended 12/31/12	5,895	1.009629	to	12.076410	6,960	1.43	0.00 to 0.55	1.51	to	2.07

Select Bond
Year Ended 12/31/16	70,949	$2.742774	to	$219.047810	$249,118	1.94%	0.00% to 0.55%	2.49%	to	3.06%
Year Ended 12/31/15	70,587	2.673382	to	212.549665	243,197	1.50	0.00 to 0.55	(0.02)	to	0.53
Year Ended 12/31/14	70,799	2.671248	to	211.428447	248,615	2.02	0.00 to 0.55	4.99	to	5.56
Year Ended 12/31/13	73,536	2.541856	to	200.286369	244,742	2.31	0.00 to 0.55	(2.69)	to	(2.16)
Year Ended 12/31/12	78,962	2.609587	to	204.702189	268,074	2.69	0.00 to 0.55	4.39	to	4.96

Long-Term U.S. Government Bond
Year Ended 12/31/16	6,543	$1.353810	to	$19.104481	$9,594	1.87%	0.00% to 0.55%	0.54%	to	1.09%
Year Ended 12/31/15	5,671	1.345254	to	18.898765	8,101	2.11	0.00 to 0.55	(2.01)	to	(1.47)
Year Ended 12/31/14	4,722	1.371509	to	19.181310	6,944	2.01	0.00 to 0.55	23.05	to	23.73
Year Ended 12/31/13	3,977	1.113443	to	15.502339	4,876	0.02	0.00 to 0.55	(13.75)	to	(13.27)
Year Ended 12/31/12	4,651	1.289646	to	17.875038	7,933	1.85	0.00 to 0.55	3.18	to	3.75

Inflation Protection
Year Ended 12/31/16	6,910	$1.080563	to	$14.229840	$8,987	1.23%	0.00% to 0.55%	4.11%	to	4.68%
Year Ended 12/31/15	6,372	1.036853	to	13.593038	7,975	2.34	0.00 to 0.55	(2.74)	to	(2.20)
Year Ended 12/31/14	6,336	1.065002	to	13.899486	8,559	0.52	0.00 to 0.55	2.57	to	3.14
Year Ended 12/31/13	6,697	1.037245	to	13.476716	8,588	1.08	0.00 to 0.55	(8.83)	to	(8.33)
Year Ended 12/31/12	7,780	1.136621	to	14.701699	10,670	2.68	0.00 to 0.55	6.76	to	7.35

High Yield Bond
Year Ended 12/31/16	25,741	$3.737039	to	$49.707921	$110,842	5.33%	0.00% to 0.55%	13.97%	to	14.60%
Year Ended 12/31/15	26,563	3.275752	to	43.377037	100,914	4.53	0.00 to 0.55	(1.90)	to	(1.36)
Year Ended 12/31/14	27,230	3.335950	to	43.976216	106,154	5.04	0.00 to 0.55	0.62	to	1.18
Year Ended 12/31/13	27,674	3.312039	to	43.465300	107,038	5.57	0.00 to 0.55	5.26	to	5.84
Year Ended 12/31/12	28,781	3.143457	to	41.068270	106,270	6.24	0.00 to 0.55	13.26	to	13.89

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.
(2)	Ratio is less than 0.005%

29

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2016

	As of the respective period end date:					For the respective period ended:

Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)

Multi-Sector Bond
Year Ended 12/31/16	23,443	$1.258995	to	$17.327635	$32,977	4.53%	0.00% to 0.55%	10.48%	to	11.09%
Year Ended 12/31/15	21,624	1.138400	to	15.597729	27,546	5.58	0.00 to 0.55	(2.76)	to	(2.22)
Year Ended 12/31/14	20,081	1.169486	to	15.951947	26,344	2.65	0.00 to 0.55	2.68	to	3.25
Year Ended 12/31/13	17,326	1.137785	to	15.449941	21,918	3.56	0.00 to 0.55	(2.12)	to	(1.58)
Year Ended 12/31/12	14,697	1.161278	to	15.698283	18,872	0.46	0.00 to 0.55	14.31	to	14.94

Balanced
Year Ended 12/31/16	48,762	$3.512832	to	$193.563662	$347,403	2.26%	0.00% to 0.55%	6.00%	to	6.58%
Year Ended 12/31/15	53,304	3.310708	to	181.609174	345,035	1.97	0.00 to 0.55	(0.67)	to	(0.12)
Year Ended 12/31/14	54,744	3.329658	to	181.830315	360,234	2.31	0.00 to 0.55	4.99	to	5.56
Year Ended 12/31/13	55,407	3.168393	to	172.248875	354,026	3.38	0.00 to 0.55	11.47	to	12.08
Year Ended 12/31/12	57,330	2.839508	to	153.677764	331,081	0.23	0.00 to 0.55	9.09	to	9.69

Asset Allocation
Year Ended 12/31/16	17,637	$2.038314	to	$21.988973	$44,895	2.37%	0.00% to 0.55%	7.20%	to	7.79%
Year Ended 12/31/15	18,489	1.899554	to	20.400265	44,291	1.92	0.00 to 0.55	(0.97)	to	(0.43)
Year Ended 12/31/14	19,933	1.916252	to	20.487411	47,339	2.15	0.00 to 0.55	4.57	to	5.15
Year Ended 12/31/13	19,334	1.830603	to	19.484028	44,834	3.32	0.00 to 0.55	16.03	to	16.67
Year Ended 12/31/12	20,120	1.576122	to	16.700324	39,573	0.23	0.00 to 0.55	10.41	to	11.02

Fidelity VIP Mid Cap
Year Ended 12/31/16	33,080	$4.417776	to	$47.161926	$169,985	0.32%	0.00% to 0.55%	11.31%	to	11.92%
Year Ended 12/31/15	34,908	3.964922	to	42.137819	162,700	0.25	0.00 to 0.55	(2.17)	to	(1.63)
Year Ended 12/31/14	36,665	4.048702	to	42.835362	175,314	0.02	0.00 to 0.55	5.45	to	6.03
Year Ended 12/31/13	37,534	3.835558	to	40.398542	169,449	0.28	0.00 to 0.55	35.13	to	35.87
Year Ended 12/31/12	38,312	2.835677	to	29.733518	128,384	0.39	0.00 to 0.55	13.93	to	14.56

Fidelity VIP Contrafund
Year Ended 12/31/16	20,138	$1.658952	to	$18.124509	$38,211	0.62%	0.00% to 0.55%	7.14%	to	7.73%
Year Ended 12/31/15	22,441	1.546836	to	16.824006	39,557	0.82	0.00 to 0.55	(0.13)	to	0.42
Year Ended 12/31/14	21,021	1.547371	to	16.754369	37,757	0.78	0.00 to 0.55	11.04	to	11.65
Year Ended 12/31/13	19,719	1.392090	to	15.005573	31,545	0.90	0.00 to 0.55	30.24	to	30.95
Year Ended 12/31/12	16,353	1.067828	to	11.458810	20,234	1.49	0.00 to 0.55	15.50	to	16.14

Neuberger Berman AMT Socially Responsive
Year Ended 12/31/16	2,390	$1.640254	to	$17.797220	$4,887	0.71%	0.00% to 0.55%	9.26%	to	9.86%
Year Ended 12/31/15	2,413	1.499733	to	16.199640	4,514	0.57	0.00 to 0.55	(1.01)	to	(0.46)
Year Ended 12/31/14	2,395	1.513495	to	16.275087	4,590	0.37	0.00 to 0.55	9.78	to	10.38
Year Ended 12/31/13	2,403	1.377320	to	14.744385	4,648	0.79	0.00 to 0.55	36.85	to	37.60
Year Ended 12/31/12	1,241	1.005443	to	10.715212	1,683	0.25	0.00 to 0.55	10.37	to	10.98

Russell Multi-Style Equity
Year Ended 12/31/16	99,289	$1.797106	to	$20.214494	$204,986	1.04%	0.00% to 0.55%	10.03%	to	10.64%
Year Ended 12/31/15	108,402	1.631656	to	18.271298	203,098	0.82	0.00 to 0.55	0.55	to	1.11
Year Ended 12/31/14	114,307	1.621079	to	18.071559	213,362	1.16	0.00 to 0.55	11.09	to	11.70
Year Ended 12/31/13	119,343	1.457823	to	16.178812	201,588	1.21	0.00 to 0.55	32.19	to	32.92
Year Ended 12/31/12	126,018	1.101694	to	12.171877	162,081	1.12	0.00 to 0.55	15.05	to	15.69

Russell Aggressive Equity
Year Ended 12/31/16	34,090	$2.590944	to	$29.891437	$100,382	0.83%	0.00% to 0.55%	18.01%	to	18.66%
Year Ended 12/31/15	36,650	2.193357	to	25.191084	91,739	0.67	0.00 to 0.55	(7.69)	to	(7.19)
Year Ended 12/31/14	38,597	2.373801	to	27.141282	104,705	0.25	0.00 to 0.55	1.00	to	1.56
Year Ended 12/31/13	40,543	2.347887	to	26.724835	109,257	0.43	0.00 to 0.55	39.24	to	40.00
Year Ended 12/31/12	41,973	1.684569	to	19.088862	80,738	1.07	0.00 to 0.55	15.20	to	15.84

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

30

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2016

	As of the respective period end date:					For the respective period ended:

Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)

Russell Non-U.S.
Year Ended 12/31/16	60,682	$1.635824	to	$17.976751	$116,151	3.23%	0.00% to 0.55%	1.80%	to	2.36%
Year Ended 12/31/15	62,803	1.605290	to	17.562157	117,670	1.15	0.00 to 0.55	(1.85)	to	(1.31)
Year Ended 12/31/14	63,654	1.633987	to	17.795979	121,476	1.95	0.00 to 0.55	(4.97)	to	(4.45)
Year Ended 12/31/13	65,876	1.717753	to	18.624500	134,161	2.00	0.00 to 0.55	21.24	to	21.91
Year Ended 12/31/12	68,417	1.415380	to	15.277391	115,667	1.77	0.00 to 0.55	19.16	to	19.81

Russell Core Bond
Year Ended 12/31/16	29,943	$2.224732	to	$23.970161	$86,313	1.59%	0.00% to 0.55%	2.54%	to	3.10%
Year Ended 12/31/15	29,943	2.167486	to	23.248775	85,576	2.39	0.00 to 0.55	(0.69)	to	(0.14)
Year Ended 12/31/14	30,112	2.180310	to	23.281628	86,877	1.55	0.00 to 0.55	4.88	to	5.45
Year Ended 12/31/13	31,407	2.076847	to	22.077570	86,009	1.44	0.00 to 0.55	(1.99)	to	(1.45)
Year Ended 12/31/12	34,681	2.116915	to	22.402721	99,933	2.33	0.00 to 0.55	7.78	to	8.38

Russell Global Real Estate Securities
Year Ended 12/31/16	34,924	$4.286703	to	$46.124107	$168,647	4.49%	0.00% to 0.55%	2.46%	to	3.02%
Year Ended 12/31/15	36,412	4.179747	to	44.771967	172,160	1.64	0.00 to 0.55	(0.30)	to	0.25
Year Ended 12/31/14	36,715	4.188148	to	44.660949	175,388	3.26	0.00 to 0.55	14.12	to	14.75
Year Ended 12/31/13	37,321	3.666253	to	38.920595	157,271	4.00	0.00 to 0.55	3.08	to	3.65
Year Ended 12/31/12	37,370	3.553123	to	37.550773	152,571	5.00	0.00 to 0.55	26.86	to	27.56

Russell LifePoints Moderate Strategy
Year Ended 12/31/16	3,497	$1.237730	to	$15.067752	$5,175	3.65%	0.00% to 0.55%	7.16%	to	7.75%
Year Ended 12/31/15	2,175	1.153913	to	13.984420	3,256	2.55	0.00 to 0.55	(2.24)	to	(1.71)
Year Ended 12/31/14	1,929	1.179226	to	14.227181	3,327	3.33	0.00 to 0.55	4.28	to	4.85
Year Ended 12/31/13	1,516	1.129701	to	13.568584	2,151	1.69	0.00 to 0.55	6.20	to	6.79
Year Ended 12/31/12	1,505	1.062654	to	12.706153	2,139	3.29	0.00 to 0.55	10.46	to	11.07

Russell LifePoints Balanced Strategy
Year Ended 12/31/16	10,796	$1.290626	to	$14.773443	$18,770	3.30%	0.00% to 0.55%	8.46%	to	9.05%
Year Ended 12/31/15	11,511	1.188804	to	13.546956	17,506	2.20	0.00 to 0.55	(2.84)	to	(2.30)
Year Ended 12/31/14	11,655	1.222287	to	13.866173	17,117	2.98	0.00 to 0.55	4.04	to	4.61
Year Ended 12/31/13	9,944	1.173673	to	13.255096	14,726	2.18	0.00 to 0.55	11.81	to	12.43
Year Ended 12/31/12	7,167	1.048620	to	11.789785	9,673	2.60	0.00 to 0.55	12.34	to	12.96

Russell LifePoints Growth Strategy
Year Ended 12/31/16	12,307	$1.298639	to	$13.860030	$19,559	2.92%	0.00% to 0.55%	9.13%	to	9.73%
Year Ended 12/31/15	13,267	1.188862	to	12.631574	19,036	1.81	0.00 to 0.55	(3.84)	to	(3.31)
Year Ended 12/31/14	13,525	1.235139	to	13.064429	20,126	3.03	0.00 to 0.55	3.19	to	3.76
Year Ended 12/31/13	11,741	1.195791	to	12.591524	16,736	2.32	0.00 to 0.55	15.92	to	16.56
Year Ended 12/31/12	9,304	1.030529	to	10.802768	11,345	2.26	0.00 to 0.55	13.59	to	14.22

Russell LifePoints Equity Growth Strategy
Year Ended 12/31/16	6,850	$1.328754	to	$12.946453	$10,823	2.95%	0.00% to 0.55%	10.24%	to	10.85%
Year Ended 12/31/15	6,000	1.204105	to	11.679451	8,824	1.53	0.00 to 0.55	(4.40)	to	(3.87)
Year Ended 12/31/14	5,836	1.258221	to	12.149681	8,762	3.29	0.00 to 0.55	2.92	to	3.48
Year Ended 12/31/13	5,628	1.221337	to	11.740704	8,224	2.59	0.00 to 0.55	19.16	to	19.81
Year Ended 12/31/12	4,213	1.023971	to	9.799317	5,371	1.87	0.00 to 0.55	15.04	to	15.68

Credit Suisse Trust Commodity Return Strategy
Year Ended 12/31/16	3,494	$4.942479	to	$5.316102	$18,978	0.00%	0.00% to 0.55%	11.41%	to	12.02%
Year Ended 12/31/15	3,059	4.412123	to	4.767003	14,882	0.00	0.00 to 0.55	(25.44)	to	(25.03)
Year Ended 12/31/14	2,448	5.885213	to	6.387246	15,934	0.00	0.00 to 0.55	(17.39)	to	(16.94)
Period Ended 12/31/13 (3)	1,964	7.085099	to	7.724122	15,565	0.00	0.00 to 0.55	1.72	to	1.79

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(3)	Division commenced operations on November 15, 2013.

31

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Northwestern Mutual Life Insurance Company and

Contract Owners of Northwestern Mutual Variable Life Account

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Growth Stock Division, Focused Appreciation Division, Large Cap Core Stock Division, Large Cap Blend Division, Index 500 Stock Division, Large Company Value Division, Domestic Equity Division, Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, Mid Cap Value Division, Small Cap Growth Stock Division, Index 600 Stock Division, Small Cap Value Division, International Growth Division, Research International Core Division, International Equity Division, Emerging Markets Equity Division, Government Money Market Division, Short-Term Bond Division, Select Bond Division, Long-Term U.S. Government Bond Division, Inflation Protection Division, High Yield Bond Division, Multi-Sector Bond Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Fidelity VIP Contrafund Division, Neuberger Berman AMT Socially Responsive Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-U.S. Division, Russell Core Bond Division, Russell Global Real Estate Securities Division, Russell LifePoints Moderate Strategy Division, Russell LifePoints Balanced Strategy Division, Russell LifePoints Growth Strategy Division, Russell LifePoints Equity Growth Strategy Division and Credit Suisse Trust Commodity Return Strategy Division (constituting the Northwestern Mutual Variable Life Account) as of December 31, 2016, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the underlying registered investment companies, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin

April 27, 2017

32

Annual Report December 31, 2016

Northwestern Mutual Variable Life Account II

Financial Statements

Northwestern Mutual Variable Life Account II

Financial Statements

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2016

(in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$6,498	$11,519	$3,451	$1,740	$39,427
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	3

Total Assets	6,498	11,519	3,451	1,740	39,430

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	7	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	7	-	-	-

Total Net Assets	$6,498	$11,512	$3,451	$1,740	$39,430

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$2,865	$9,350	$2,463	$1,689	$29,135
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	3,535	1,539	955	1	7,477
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	98	623	33	50	2,818

Total Net Assets	$6,498	$11,512	$3,451	$1,740	$39,430

(1) Investments, at cost	$6,984	$13,077	$3,368	$1,705	$35,985
Mutual Fund Shares Held	2,517	5,535	2,164	1,620	9,453
(2) Accumulation Unit Value	$59.189518	$39.992151	$42.503832	$15.001832	$117.092375
Units Outstanding	48	234	58	113	249
(3) Accumulation Unit Value	$59.189518	$39.992151	$42.503832	$15.001832	$117.092375
Units Outstanding	60	38	22	-	64
(4) Accumulation Unit Value	$59.189518	$39.992151	$42.503832	$15.001832	$117.092375
Units Outstanding	2	16	1	3	24

The Accompanying Notes are an Integral Part of the Financial Statements.	1

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2016

(in thousands, except accumulation unit values)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$769	$7,923	$9,495	$3,826	$13,306
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	11	-	4	1

Total Assets	769	7,934	9,495	3,830	13,307

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	25	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	25	-	-

Total Net Assets	$769	$7,934	$9,470	$3,830	$13,307

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$427	$5,773	$7,502	$2,196	$11,126
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	342	2,071	1,607	1,633	1,884
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	-	90	361	1	297

Total Net Assets	$769	$7,934	$9,470	$3,830	$13,307

(1) Investments, at cost	$777	$6,683	$8,942	$4,190	$12,213
Mutual Fund Shares Held	756	5,155	5,507	1,328	6,807
(2) Accumulation Unit Value	$15.379433	$26.364364	$30.330455	$104.283373	$51.235085
Units Outstanding	28	219	247	21	217
(3) Accumulation Unit Value	$15.379433	$26.364364	$30.330455	$104.283373	$51.235085
Units Outstanding	22	79	53	16	37
(4) Accumulation Unit Value	$15.379433	$26.364364	$30.330455	$104.283373	$51.235085
Units Outstanding	-	3	12	-	6

2	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2016

(in thousands, except accumulation unit values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$6,350	$5,420	$6,134	$6,704	$8,895
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	15

Total Assets	6,350	5,420	6,134	6,704	8,910

Liabilities:
Due to Northwestern Mutual Life Insurance Company	10	-	4	20	-
Due to Participants	-	-	-	-	-

Total Liabilities	10	-	4	20	-

Total Net Assets	$6,340	$5,420	$6,130	$6,684	$8,910

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$3,839	$3,558	$3,852	$5,692	$7,836
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	2,147	1,695	2,139	842	759
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	354	167	139	150	315

Total Net Assets	$6,340	$5,420	$6,130	$6,684	$8,910

(1) Investments, at cost	$6,066	$5,119	$5,412	$6,092	$9,219
Mutual Fund Shares Held	3,677	2,264	4,510	2,769	7,168
(2) Accumulation Unit Value	$39.139970	$53.557262	$21.724279	$42.713658	$18.601991
Units Outstanding	98	66	177	133	421
(3) Accumulation Unit Value	$39.139970	$53.557262	$21.724279	$42.713658	$18.601991
Units Outstanding	55	32	98	20	41
(4) Accumulation Unit Value	$39.139970	$53.557262	$21.724279	$42.713658	$18.601991
Units Outstanding	9	3	6	4	17

The Accompanying Notes are an Integral Part of the Financial Statements.	3

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2016

(in thousands, except accumulation unit values)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$6,543	$19,493	$8,876	$13,835	$808
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	5	27	-	-	4

Total Assets	6,548	19,520	8,876	13,835	812

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	3	6	-
Due to Participants	-	-	-	2	-

Total Liabilities	-	-	3	8	-

Total Net Assets	$6,548	$19,520	$8,873	$13,827	$812

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$5,122	$15,942	$8,527	$10,577	$780
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	1,248	3,143	105	3,187	29
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	178	435	241	63	3

Total Net Assets	$6,548	$19,520	$8,873	$13,827	$812

(1) Investments, at cost	$7,002	$21,104	$9,181	$13,835	$810
Mutual Fund Shares Held	7,950	12,160	10,179	13,835	783
(2) Accumulation Unit Value	$9.985604	$4.983406	$9.676365	$41.625993	$12.481062
Units Outstanding	513	3,199	881	254	63
(3) Accumulation Unit Value	$9.985604	$4.983406	$9.676365	$41.625993	$12.481062
Units Outstanding	125	631	11	77	2
(4) Accumulation Unit Value	$9.985604	$4.983406	$9.676365	$41.625993	$12.481062
Units Outstanding	18	87	25	2	-

6	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2016

(in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$17,036	$252	$1,787	$9,331	$6,763
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	18	1	-	-	-

Total Assets	17,054	253	1,787	9,331	6,763

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$17,054	$253	$1,787	$9,331	$6,763

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$9,820	$225	$1,325	$7,319	$6,341
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	6,985	26	424	1,914	318
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	249	2	38	98	104

Total Net Assets	$17,054	$253	$1,787	$9,331	$6,763

(1) Investments, at cost	$17,231	$275	$1,802	$9,254	$6,836
Mutual Fund Shares Held	13,564	238	1,646	12,643	6,447
(2) Accumulation Unit Value	$219.047810	$19.104481	$14.229840	$49.707921	$17.327635
Units Outstanding	45	12	93	147	366
(3) Accumulation Unit Value	$219.047810	$19.104481	$14.229840	$49.707921	$17.327635
Units Outstanding	32	1	30	39	18
(4) Accumulation Unit Value	$219.047810	$19.104481	$14.229840	$49.707921	$17.327635
Units Outstanding	1	-	3	2	6

The Accompanying Notes are an Integral Part of the Financial Statements.	5

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2016

(in thousands, except accumulation unit values)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$4,264	$588	$12,054	$5,274	$3,559
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	1	-	-	-

Total Assets	4,264	589	12,054	5,274	3,559

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	6	6	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	6	6	-

Total Net Assets	$4,264	$589	$12,048	$5,268	$3,559

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$1,574	$296	$8,576	$4,786	$3,325
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	2,211	213	3,130	207	94
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	479	80	342	275	140

Total Net Assets	$4,264	$589	$12,048	$5,268	$3,559

(1) Investments, at cost	$4,432	$596	$11,957	$5,175	$3,461
Mutual Fund Shares Held	3,048	524	365	163	158
(2) Accumulation Unit Value	$193.563662	$21.988973	$47.161926	$18.124509	$17.797220
Units Outstanding	8	13	182	264	187
(3) Accumulation Unit Value	$193.563662	$21.988973	$47.161926	$18.124509	$17.797220
Units Outstanding	11	10	66	11	5
(4) Accumulation Unit Value	$193.563662	$21.988973	$47.161926	$18.124509	$17.797220
Units Outstanding	2	4	7	15	8

6	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2016

(in thousands, except accumulation unit values)

	Russell Multi- Style Equity Division	Russell Aggressive Equity Division	Russell Non- U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$3,056	$1,962	$4,894	$4,624	$9,806
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	15

Total Assets	3,056	1,962	4,894	4,624	9,821

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	2	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	2	-	-

Total Net Assets	$3,056	$1,962	$4,892	$4,624	$9,821

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$2,694	$1,630	$3,388	$3,750	$8,676
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	335	329	1,463	658	875
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	27	3	41	216	270

Total Net Assets	$3,056	$1,962	$4,892	$4,624	$9,821

(1) Investments, at cost	$2,994	$1,843	$4,957	$4,831	$10,525
Mutual Fund Shares Held	179	129	439	457	700
(2) Accumulation Unit Value	$20.214494	$29.891437	$17.976751	$23.970161	$46.124107
Units Outstanding	133	55	188	156	188
(3) Accumulation Unit Value	$20.214494	$29.891437	$17.976751	$23.970161	$46.124107
Units Outstanding	17	11	81	27	19
(4) Accumulation Unit Value	$20.214494	$29.891437	$17.976751	$23.970161	$46.124107
Units Outstanding	1	-	2	9	6

The Accompanying Notes are an Integral Part of the Financial Statements.	7

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2016

(in thousands, except accumulation unit values)

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$184	$747	$1,513	$406	$4,987
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	3	-	10

Total Assets	184	747	1,516	406	4,997

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	3	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	3	-

Total Net Assets	$184	$747	$1,516	$403	$4,997

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$44	$739	$1,160	$403	$4,815
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	140	8	216	-	71
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	-	-	140	-	111

Total Net Assets	$184	$747	$1,516	$403	$4,997

(1) Investments, at cost	$187	$766	$1,540	$413	$5,551
Mutual Fund Shares Held	19	77	159	46	1,139
(2) Accumulation Unit Value	$15.067752	$14.773443	$13.860030	$12.946453	$4.942479
Units Outstanding	3	50	84	31	974
(3) Accumulation Unit Value	$15.067752	$14.773443	$13.860030	$12.946453	$4.942479
Units Outstanding	9	1	16	-	14
(4) Accumulation Unit Value	$15.067752	$14.773443	$13.860030	$12.946453	$4.942479
Units Outstanding	-	-	10	-	22

8	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Operations

For the Year Ended December 31, 2016

(in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Income:
Dividend income	$55	$26	$71	$17	$618

Net investment income (loss)	55	26	71	17	618

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	60	304	137	25	1,782
Realized gain distribution	618	3,092	60	128	702

Realized gains (losses)	678	3,396	197	153	2,484

Change in unrealized appreciation/(depreciation) of investments during the period	(566)	(2,810)	(29)	42	868

Net increase (decrease) in net assets resulting from operations	$167	$612	$239	$212	$3,970

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Income:
Dividend income	$13	$132	$170	$8	$125

Net investment income (loss)	13	132	170	8	125

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(10)	251	94	(188)	237
Realized gain distribution	66	274	442	349	815

Realized gains (losses)	56	525	536	161	1,052

Change in unrealized appreciation/(depreciation) of investments during the period	30	295	841	(147)	939

Net increase (decrease) in net assets resulting from operations	$99	$952	$1,547	$22	$2,116

The Accompanying Notes are an Integral Part of the Financial Statements.	9

Northwestern Mutual Variable Life Account II

Statements of Operations

For the Year Ended December 31, 2016

(in thousands)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Income:
Dividend income	$105	$11	$29	$53	$94

Net investment income (loss)	105	11	29	53	94

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	237	71	50	330	23
Realized gain distribution	472	500	229	704	-

Realized gains (losses)	709	571	279	1,034	23

Change in unrealized appreciation/(depreciation) of investments during the period	365	37	893	675	(381)

Net increase (decrease) in net assets resulting from operations	$1,179	$619	$1,201	$1,762	$(264)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division

Income:
Dividend income	$107	$396	$55	$14	$9

Net investment income (loss)	107	396	55	14	9

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(30)	(474)	(167)	-	2
Realized gain distribution	53	244	-	1	-

Realized gains (losses)	23	(230)	(167)	1	2

Change in unrealized appreciation/(depreciation) of investments during the period	(117)	507	809	-	2

Net increase (decrease) in net assets resulting from operations	$13	$673	$697	$15	$13

10	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Operations

For the Year Ended December 31, 2016

(in thousands)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Income:
Dividend income	$327	$5	$17	$461	$284

Net investment income (loss)	327	5	17	461	284

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(11)	5	(2)	(110)	(114)
Realized gain distribution	91	4	-	-	-

Realized gains (losses)	80	9	(2)	(110)	(114)

Change in unrealized appreciation/(depreciation) of investments during the period	(17)	(20)	53	760	357

Net increase (decrease) in net assets resulting from operations	$390	$(6)	$68	$1,111	$527

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Income:
Dividend income	$88	$14	$36	$32	$23

Net investment income (loss)	88	14	36	32	23

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(42)	(25)	7	(22)	38
Realized gain distribution	110	21	654	321	119

Realized gains (losses)	68	(4)	661	299	157

Change in unrealized appreciation/(depreciation) of investments during the period	106	31	642	57	139

Net increase (decrease) in net assets resulting from operations	$262	$41	$1,339	$388	$319

The Accompanying Notes are an Integral Part of the Financial Statements.	11

Northwestern Mutual Variable Life Account II

Statements of Operations

For the Year Ended December 31, 2016

(in thousands)

	Russell Multi- Style Equity Division	Russell Aggressive Equity Division	Russell Non- U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division

Income:
Dividend income	$29	$15	$144	$80	$429

Net investment income (loss)	29	15	144	80	429

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	23	(22)	129	(18)	84
Realized gain distribution	190	1	-	132	304

Realized gains (losses)	213	(21)	129	114	388

Change in unrealized appreciation/(depreciation) of investments during the period	48	318	(129)	(28)	(557)

Net increase (decrease) in net assets resulting from operations	$290	$312	$144	$166	$260

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Income:
Dividend income	$6	$23	$38	$11	$-

Net investment income (loss)	6	23	38	11	-

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(5)	(7)	13	3	(71)
Realized gain distribution	8	12	-	-	-

Realized gains (losses)	3	5	13	3	(71)

Change in unrealized appreciation/(depreciation) of investments during the period	3	33	60	30	508

Net increase (decrease) in net assets resulting from operations	$12	$61	$111	$44	$437

12	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Growth Stock Division		Focused Appreciation Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$55	$42	$26	$-
Net realized gains (losses)	678	493	3,396	1,272
Net change in unrealized appreciation/(depreciation)	(566)	(217)	(2,810)	(148)

Net increase (decrease) in net assets resulting from operations	167	318	612	1,124

Contract Transactions:
Contract owners’ net payments	633	552	2,096	1,812
Policy loans, surrenders and death benefits	(151)	(156)	(379)	(461)
Mortality and other (net)	(238)	(223)	(535)	(494)
Transfers from other divisions or sponsor	30,874	28,745	19,853	14,781
Transfers to other divisions or sponsor	(30,654)	(28,939)	(20,001)	(14,815)

Net increase (decrease) in net assets resulting from contract transactions	464	(21)	1,034	823

Net increase (decrease) in net assets	631	297	1,646	1,947

Net Assets:
Beginning of period	5,867	5,570	9,866	7,919

End of period	$6,498	$5,867	$11,512	$9,866

Units issued during the period	557	585	620	475
Units redeemed during the period	(549)	(584)	(592)	(454)

Net units issued (redeemed) during period	8	1	28	21

	Large Cap Core Stock Division		Large Cap Blend Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$71	$70	$17	$12
Net realized gains (losses)	197	137	153	160
Net change in unrealized appreciation/(depreciation)	(29)	(311)	42	(211)

Net increase (decrease) in net assets resulting from operations	239	(104)	212	(39)

Contract Transactions:
Contract owners’ net payments	502	447	218	211
Policy loans, surrenders and death benefits	(147)	(202)	87	(51)
Mortality and other (net)	(175)	(185)	(60)	(58)
Transfers from other divisions or sponsor	13,549	12,102	1,530	1,743
Transfers to other divisions or sponsor	(13,863)	(11,921)	(1,616)	(1,832)

Net increase (decrease) in net assets resulting from contract transactions	(134)	241	159	13

Net increase (decrease) in net assets	105	137	371	(26)

Net Assets:
Beginning of period	3,346	3,209	1,369	1,395

End of period	$3,451	$3,346	$1,740	$1,369

Units issued during the period	351	335	138	150
Units redeemed during the period	(355)	(329)	(126)	(150)

Net units issued (redeemed) during period	(4)	6	12	-

The Accompanying Notes are an Integral Part of the Financial Statements.	13

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Index 500 Stock Division		Large Company Value Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$618	$474	$13	$5
Net realized gains (losses)	2,484	1,549	56	29
Net change in unrealized appreciation/(depreciation)	868	(1,734)	30	(49)

Net increase (decrease) in net assets resulting from operations	3,970	289	99	(15)

Contract Transactions:
Contract owners’ net payments	5,810	3,256	150	103
Policy loans, surrenders and death benefits	(586)	(1,073)	(2)	(2)
Mortality and other (net)	(1,332)	(988)	(30)	(22)
Transfers from other divisions or sponsor	85,962	75,865	1,817	522
Transfers to other divisions or sponsor	(84,808)	(72,560)	(1,608)	(527)

Net increase (decrease) in net assets resulting from contract transactions	5,046	4,500	327	74

Net increase (decrease) in net assets	9,016	4,789	426	59

Net Assets:
Beginning of period	30,414	25,625	343	284

End of period	$39,430	$30,414	$769	$343

Units issued during the period	904	820	184	49
Units redeemed during the period	(858)	(776)	(160)	(44)

Net units issued (redeemed) during period	46	44	24	5

	Domestic Equity Division		Equity Income Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$132	$90	$170	$140
Net realized gains (losses)	525	254	536	558
Net change in unrealized appreciation/(depreciation)	295	(347)	841	(1,251)

Net increase (decrease) in net assets resulting from operations	952	(3)	1,547	(553)

Contract Transactions:
Contract owners’ net payments	1,128	855	1,591	1,548
Policy loans, surrenders and death benefits	(308)	(283)	(276)	(397)
Mortality and other (net)	(368)	(251)	(411)	(392)
Transfers from other divisions or sponsor	17,989	11,675	23,935	30,753
Transfers to other divisions or sponsor	(16,592)	(11,483)	(25,215)	(28,816)

Net increase (decrease) in net assets resulting from contract transactions	1,849	513	(376)	2,696

Net increase (decrease) in net assets	2,801	510	1,171	2,143

Net Assets:
Beginning of period	5,133	4,623	8,299	6,156

End of period	$7,934	$5,133	$9,470	$8,299

Units issued during the period	812	583	987	1,321
Units redeemed during the period	(733)	(562)	(1,001)	(1,221)

Net units issued (redeemed) during period	79	21	(14)	100

14	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$8	$1	$125	$96
Net realized gains (losses)	161	271	1,052	645
Net change in unrealized appreciation/(depreciation)	(147)	(263)	939	(975)

Net increase (decrease) in net assets resulting from operations	22	9	2,116	(234)

Contract Transactions:
Contract owners’ net payments	436	437	1,622	1,195
Policy loans, surrenders and death benefits	(91)	(78)	(104)	(157)
Mortality and other (net)	(150)	(130)	(446)	(358)
Transfers from other divisions or sponsor	13,377	6,289	36,523	30,175
Transfers to other divisions or sponsor	(12,533)	(6,304)	(35,789)	(29,363)

Net increase (decrease) in net assets resulting from contract transactions	1,039	214	1,806	1,492

Net increase (decrease) in net assets	1,061	223	3,922	1,258

Net Assets:
Beginning of period	2,769	2,546	9,385	8,127

End of period	$3,830	$2,769	$13,307	$9,385

Units issued during the period	153	66	860	730
Units redeemed during the period	(142)	(65)	(821)	(696)

Net units issued (redeemed) during period	11	1	39	34

	Mid Cap Value Division		Small Cap Growth Stock Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$105	$72	$11	$4
Net realized gains (losses)	709	839	571	339
Net change in unrealized appreciation/(depreciation)	365	(965)	37	(342)

Net increase (decrease) in net assets resulting from operations	1,179	(54)	619	1

Contract Transactions:
Contract owners’ net payments	1,031	777	719	522
Policy loans, surrenders and death benefits	(160)	(196)	(252)	(185)
Mortality and other (net)	(267)	(207)	(208)	(180)
Transfers from other divisions or sponsor	17,697	13,901	17,679	14,149
Transfers to other divisions or sponsor	(17,674)	(14,303)	(17,208)	(14,069)

Net increase (decrease) in net assets resulting from contract transactions	627	(28)	730	237

Net increase (decrease) in net assets	1,806	(82)	1,349	238

Net Assets:
Beginning of period	4,534	4,616	4,071	3,833

End of period	$6,340	$4,534	$5,420	$4,071

Units issued during the period	608	529	401	306
Units redeemed during the period	(589)	(530)	(385)	(302)

Net units issued (redeemed) during period	19	(1)	16	4

The Accompanying Notes are an Integral Part of the Financial Statements.	15

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Index 600 Stock Division		Small Cap Value Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$29	$-	$53	$45
Net realized gains (losses)	279	38	1,034	619
Net change in unrealized appreciation/(depreciation)	893	(88)	675	(1,029)

Net increase (decrease) in net assets resulting from operations	1,201	(50)	1,762	(365)

Contract Transactions:
Contract owners’ net payments	654	460	1,032	999
Policy loans, surrenders and death benefits	(35)	(68)	(211)	(312)
Mortality and other (net)	(191)	(113)	(272)	(277)
Transfers from other divisions or sponsor	13,048	4,422	13,305	17,994
Transfers to other divisions or sponsor	(11,354)	(3,925)	(15,479)	(17,897)

Net increase (decrease) in net assets resulting from contract transactions	2,122	776	(1,625)	507

Net increase (decrease) in net assets	3,323	726	137	142

Net Assets:
Beginning of period	2,807	2,081	6,547	6,405

End of period	$6,130	$2,807	$6,684	$6,547

Units issued during the period	767	286	436	648
Units redeemed during the period	(650)	(240)	(481)	(634)

Net units issued (redeemed) during period	117	46	(45)	14

	International Growth Division		Research International Core Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$94	$106	$107	$82
Net realized gains (losses)	23	45	23	116
Net change in unrealized appreciation/(depreciation)	(381)	(299)	(117)	(302)

Net increase (decrease) in net assets resulting from operations	(264)	(148)	13	(104)

Contract Transactions:
Contract owners’ net payments	1,805	1,420	1,444	1,032
Policy loans, surrenders and death benefits	(321)	(329)	(103)	(219)
Mortality and other (net)	(466)	(360)	(363)	(241)
Transfers from other divisions or sponsor	17,177	12,134	16,344	10,760
Transfers to other divisions or sponsor	(15,828)	(11,052)	(15,046)	(9,825)

Net increase (decrease) in net assets resulting from contract transactions	2,367	1,813	2,276	1,507

Net increase (decrease) in net assets	2,103	1,665	2,289	1,403

Net Assets:
Beginning of period	6,807	5,142	4,259	2,856

End of period	$8,910	$6,807	$6,548	$4,259

Units issued during the period	1,056	710	1,883	1,209
Units redeemed during the period	(930)	(619)	(1,649)	(1,067)

Net units issued (redeemed) during period	126	91	234	142

16	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	International Equity Division		Emerging Markets Equity Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$396	$486	$55	$51
Net realized gains (losses)	(230)	700	(167)	(29)
Net change in unrealized appreciation/(depreciation)	507	(1,657)	809	(788)

Net increase (decrease) in net assets resulting from operations	673	(471)	697	(766)

Contract Transactions:
Contract owners’ net payments	3,271	2,846	2,106	1,612
Policy loans, surrenders and death benefits	(801)	(593)	(104)	(234)
Mortality and other (net)	(883)	(810)	(464)	(362)
Transfers from other divisions or sponsor	52,587	54,852	16,755	15,716
Transfers to other divisions or sponsor	(52,262)	(52,973)	(16,461)	(14,233)

Net increase (decrease) in net assets resulting from contract transactions	1,912	3,322	1,832	2,499

Net increase (decrease) in net assets	2,585	2,851	2,529	1,733

Net Assets:
Beginning of period	16,935	14,084	6,344	4,611

End of period	$19,520	$16,935	$8,873	$6,344

Units issued during the period	12,507	12,223	2,212	1,940
Units redeemed during the period	(12,087)	(11,571)	(2,012)	(1,679)

Net units issued (redeemed) during period	420	652	200	261

	Government Money Market Division		Short-Term Bond Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$14	$-	$9	$4
Net realized gains (losses)	1	-	2	-
Net change in unrealized appreciation/(depreciation)	-	-	2	(2)

Net increase (decrease) in net assets resulting from operations	15	-	13	2

Contract Transactions:
Contract owners’ net payments	19,966	22,261	178	195
Policy loans, surrenders and death benefits	(79)	(262)	(11)	(5)
Mortality and other (net)	(581)	(450)	(49)	(37)
Transfers from other divisions or sponsor	54,360	43,201	1,545	1,287
Transfers to other divisions or sponsor	(68,070)	(62,400)	(1,567)	(995)

Net increase (decrease) in net assets resulting from contract transactions	5,596	2,350	96	445

Net increase (decrease) in net assets	5,611	2,350	109	447

Net Assets:
Beginning of period	8,216	5,866	703	256

End of period	$13,827	$8,216	$812	$703

Units issued during the period	1,913	1,639	144	135
Units redeemed during the period	(1,781)	(1,580)	(136)	(99)

Net units issued (redeemed) during period	132	59	8	36

The Accompanying Notes are an Integral Part of the Financial Statements.	17

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$327	$179	$5	$5
Net realized gains (losses)	80	28	9	1
Net change in unrealized appreciation/(depreciation)	(17)	(154)	(20)	(11)

Net increase (decrease) in net assets resulting from operations	390	53	(6)	(5)

Contract Transactions:
Contract owners’ net payments	2,109	1,764	76	49
Policy loans, surrenders and death benefits	(404)	(716)	(6)	(26)
Mortality and other (net)	(749)	(549)	(22)	(17)
Transfers from other divisions or sponsor	95,068	59,705	260	405
Transfers to other divisions or sponsor	(91,205)	(59,112)	(251)	(378)

Net increase (decrease) in net assets resulting from contract transactions	4,819	1,092	57	33

Net increase (decrease) in net assets	5,209	1,145	51	28

Net Assets:
Beginning of period	11,845	10,700	202	174

End of period	$17,054	$11,845	$253	$202

Units issued during the period	447	292	17	27
Units redeemed during the period	(425)	(287)	(14)	(26)

Net units issued (redeemed) during period	22	5	3	1

	Inflation Protection Division		High Yield Bond Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$17	$30	$461	$332
Net realized gains (losses)	(2)	(10)	(110)	(42)
Net change in unrealized appreciation/(depreciation)	53	(50)	760	(434)

Net increase (decrease) in net assets resulting from operations	68	(30)	1,111	(144)

Contract Transactions:
Contract owners’ net payments	358	235	1,376	1,168
Policy loans, surrenders and death benefits	(49)	(126)	(133)	(169)
Mortality and other (net)	(85)	(63)	(328)	(283)
Transfers from other divisions or sponsor	4,574	2,712	27,725	17,469
Transfers to other divisions or sponsor	(4,395)	(2,638)	(27,796)	(16,550)

Net increase (decrease) in net assets resulting from contract transactions	403	120	844	1,635

Net increase (decrease) in net assets	471	90	1,955	1,491

Net Assets:
Beginning of period	1,316	1,226	7,376	5,885

End of period	$1,787	$1,316	$9,331	$7,376

Units issued during the period	375	220	638	444
Units redeemed during the period	(345)	(211)	(620)	(408)

Net units issued (redeemed) during period	30	9	18	36

18	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Multi-Sector Bond Division		Balanced Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$284	$199	$88	$63
Net realized gains (losses)	(114)	45	68	120
Net change in unrealized appreciation/(depreciation)	357	(338)	106	(192)

Net increase (decrease) in net assets resulting from operations	527	(94)	262	(9)

Contract Transactions:
Contract owners’ net payments	1,404	822	353	338
Policy loans, surrenders and death benefits	(108)	(168)	23	(110)
Mortality and other (net)	(272)	(182)	(141)	(116)
Transfers from other divisions or sponsor	13,958	6,694	33,338	30,121
Transfers to other divisions or sponsor	(12,622)	(6,196)	(32,686)	(29,928)

Net increase (decrease) in net assets resulting from contract transactions	2,360	970	887	305

Net increase (decrease) in net assets	2,887	876	1,149	296

Net Assets:
Beginning of period	3,876	3,000	3,115	2,819

End of period	$6,763	$3,876	$4,264	$3,115

Units issued during the period	993	488	181	166
Units redeemed during the period	(853)	(425)	(176)	(165)

Net units issued (redeemed) during period	140	63	5	1

	Asset Allocation Division		Fidelity VIP Mid Cap Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$14	$8	$36	$28
Net realized gains (losses)	(4)	34	661	1,210
Net change in unrealized appreciation/(depreciation)	31	(42)	642	(1,443)

Net increase (decrease) in net assets resulting from operations	41	-	1,339	(205)

Contract Transactions:
Contract owners’ net payments	76	28	1,567	1,463
Policy loans, surrenders and death benefits	(5)	(11)	(494)	(500)
Mortality and other (net)	(25)	(26)	(462)	(432)
Transfers from other divisions or sponsor	1,764	1,426	28,805	28,644
Transfers to other divisions or sponsor	(1,756)	(1,393)	(29,055)	(28,263)

Net increase (decrease) in net assets resulting from contract transactions	54	24	361	912

Net increase (decrease) in net assets	95	24	1,700	707

Net Assets:
Beginning of period	494	470	10,348	9,641

End of period	$589	$494	$12,048	$10,348

Units issued during the period	119	81	724	800
Units redeemed during the period	(116)	(79)	(715)	(779)

Net units issued (redeemed) during period	3	2	9	21

The Accompanying Notes are an Integral Part of the Financial Statements.	19

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Fidelity VIP Contrafund Division		Neuberger Berman AMT Socially Responsive Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$32	$32	$23	$13
Net realized gains (losses)	299	280	157	238
Net change in unrealized appreciation/(depreciation)	57	(329)	139	(266)

Net increase (decrease) in net assets resulting from operations	388	(17)	319	(15)

Contract Transactions:
Contract owners’ net payments	1,373	1,073	1,008	733
Policy loans, surrenders and death benefits	(219)	(183)	(123)	(83)
Mortality and other (net)	(316)	(229)	(231)	(159)
Transfers from other divisions or sponsor	9,791	7,172	6,590	4,311
Transfers to other divisions or sponsor	(9,706)	(6,291)	(6,380)	(3,984)

Net increase (decrease) in net assets resulting from contract transactions	923	1,542	864	818

Net increase (decrease) in net assets	1,311	1,525	1,183	803

Net Assets:
Beginning of period	3,957	2,432	2,376	1,573

End of period	$5,268	$3,957	$3,559	$2,376

Units issued during the period	707	503	490	321
Units redeemed during the period	(653)	(412)	(436)	(272)

Net units issued (redeemed) during period	54	91	54	49

	Russell Multi-Style Equity Division		Russell Aggressive Equity Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$29	$23	$15	$12
Net realized gains (losses)	213	413	(21)	249
Net change in unrealized appreciation/(depreciation)	48	(403)	318	(405)

Net increase (decrease) in net assets resulting from operations	290	33	312	(144)

Contract Transactions:
Contract owners’ net payments	261	267	188	183
Policy loans, surrenders and death benefits	(143)	(240)	(224)	(108)
Mortality and other (net)	(114)	(120)	(81)	(86)
Transfers from other divisions or sponsor	6,583	5,815	5,498	5,330
Transfers to other divisions or sponsor	(6,683)	(5,882)	(5,558)	(5,250)

Net increase (decrease) in net assets resulting from contract transactions	(96)	(160)	(177)	69

Net increase (decrease) in net assets	194	(127)	135	(75)

Net Assets:
Beginning of period	2,862	2,989	1,827	1,902

End of period	$3,056	$2,862	$1,962	$1,827

Units issued during the period	378	342	224	212
Units redeemed during the period	(383)	(351)	(230)	(210)

Net units issued (redeemed) during period	(5)	(9)	(6)	2

20	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Russell Non-U.S. Division		Russell Core Bond Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$144	$41	$80	$103
Net realized gains (losses)	129	124	114	44
Net change in unrealized appreciation/(depreciation)	(129)	(275)	(28)	(158)

Net increase (decrease) in net assets resulting from operations	144	(110)	166	(11)

Contract Transactions:
Contract owners’ net payments	585	411	872	680
Policy loans, surrenders and death benefits	(193)	(384)	(199)	(293)
Mortality and other (net)	(168)	(151)	(277)	(271)
Transfers from other divisions or sponsor	10,355	9,328	21,411	21,481
Transfers to other divisions or sponsor	(9,937)	(8,470)	(21,875)	(20,911)

Net increase (decrease) in net assets resulting from contract transactions	642	734	(68)	686

Net increase (decrease) in net assets	786	624	98	675

Net Assets:
Beginning of period	4,106	3,482	4,526	3,851

End of period	$4,892	$4,106	$4,624	$4,526

Units issued during the period	685	535	937	1,021
Units redeemed during the period	(648)	(497)	(940)	(992)

Net units issued (redeemed) during period	37	38	(3)	29

	Russell Global Real Estate Securities Division		Russell LifePoints Moderate Strategy Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$429	$122	$6	$2
Net realized gains (losses)	388	411	3	2
Net change in unrealized appreciation/(depreciation)	(557)	(531)	3	(5)

Net increase (decrease) in net assets resulting from operations	260	2	12	(1)

Contract Transactions:
Contract owners’ net payments	1,826	1,443	53	86
Policy loans, surrenders and death benefits	(299)	(434)	-	7
Mortality and other (net)	(473)	(395)	(17)	(10)
Transfers from other divisions or sponsor	21,073	15,855	1,262	142
Transfers to other divisions or sponsor	(20,593)	(15,098)	(1,270)	(183)

Net increase (decrease) in net assets resulting from contract transactions	1,534	1,371	28	42

Net increase (decrease) in net assets	1,794	1,373	40	41

Net Assets:
Beginning of period	8,027	6,654	144	103

End of period	$9,821	$8,027	$184	$144

Units issued during the period	535	396	120	17
Units redeemed during the period	(501)	(366)	(118)	(14)

Net units issued (redeemed) during period	34	30	2	3

The Accompanying Notes are an Integral Part of the Financial Statements.	21

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Russell LifePoints Balanced Strategy Division		Russell LifePoints Growth Strategy Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$23	$12	$38	$13
Net realized gains (losses)	5	37	13	52
Net change in unrealized appreciation/(depreciation)	33	(60)	60	(93)

Net increase (decrease) in net assets resulting from operations	61	(11)	111	(28)

Contract Transactions:
Contract owners’ net payments	144	152	265	236
Policy loans, surrenders and death benefits	(21)	1	(4)	(46)
Mortality and other (net)	(33)	(33)	(53)	(47)
Transfers from other divisions or sponsor	1,008	743	1,827	573
Transfers to other divisions or sponsor	(1,062)	(622)	(1,381)	(554)

Net increase (decrease) in net assets resulting from contract transactions	36	241	654	162

Net increase (decrease) in net assets	97	230	765	134

Net Assets:
Beginning of period	650	420	751	617

End of period	$747	$650	$1,516	$751

Units issued during the period	90	65	177	61
Units redeemed during the period	(87)	(47)	(127)	(49)

Net units issued (redeemed) during period	3	18	50	12

	Russell LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$11	$4	$-	$2
Net realized gains (losses)	3	21	(71)	(62)
Net change in unrealized appreciation/(depreciation)	30	(37)	508	(693)

Net increase (decrease) in net assets resulting from operations	44	(12)	437	(753)

Contract Transactions:
Contract owners’ net payments	104	85	1,086	849
Policy loans, surrenders and death benefits	-	(5)	(78)	(143)
Mortality and other (net)	(36)	(29)	(226)	(157)
Transfers from other divisions or sponsor	351	208	7,585	5,218
Transfers to other divisions or sponsor	(350)	(171)	(6,549)	(4,312)

Net increase (decrease) in net assets resulting from contract transactions	69	88	1,818	1,455

Net increase (decrease) in net assets	113	76	2,255	702

Net Assets:
Beginning of period	290	214	2,742	2,040

End of period	$403	$290	$4,997	$2,742

Units issued during the period	54	24	1,973	1,189
Units redeemed during the period	(48)	(16)	(1,587)	(911)

Net units issued (redeemed) during period	6	8	386	278

22	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2016

1.	Organization

Northwestern Mutual Variable Life Account II (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual” or “sponsor”) used to fund variable life insurance policies (“the Policies”).

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund, Neuberger Berman Advisers Management Trust, Russell Investment Funds and Credit Suisse Trust (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Portfolios should be read in conjunction with the financial statements of the Divisions. Each Division of the account indirectly bears exposure to the market, credit and liquidity risks of the Portfolio in which it invests.

On May 1, 2016, the Money Market Division was renamed the Government Money Market Division.

2.	Significant Accounting Policies

A.	Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for use in estimates. Actual results could differ from those estimates.

B.	Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2016, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 securities are valued at fair value as determined by quoted prices in active markets for identical securities. There were no transfers between levels during the year. All changes in fair value are recorded as change in unrealized appreciation/(depreciation) of investments during the period in the statements of operations of the applicable Division.

C.	Investment Income, Securities Transactions and Policy Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex–date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. The Policies are eligible to receive policy dividends from Northwestern Mutual. Any dividends reinvested in the Account are reflected in Policyowners’ net payments in the accompanying financial statements.

D.	Due to Participants – Upon notification of death of the policyowner, a liability is recorded and is included in Due to Participants in the accompanying financial statements. This liability is identified as Level 1 for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification.

E.	Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The Policies, which are funded in the Account, are taxed as part of the operations of Northwestern Mutual. Currently, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2016 were as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$2,165	$1,025
Focused Appreciation	6,693	2,551
Large Cap Core Stock	1,144	1,146
Large Cap Blend	539	235
Index 500 Stock	17,863	11,456
Large Company Value	568	163
Domestic Equity	3,705	1,474
Equity Income	3,185	2,924
Mid Cap Growth Stock	3,088	1,697

.	23

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2016

Division	Purchases	Sales
Index 400 Stock	4,929	2,158
Mid Cap Value	3,087	1,874
Small Cap Growth Stock	2,254	1,013
Index 600 Stock	3,250	858
Small Cap Value	$2,266	$3,113
International Growth	3,939	1,493
Research International Core	3,476	1,045
International Equity	7,149	4,623
Emerging Markets Equity	3,874	1,977
Government Money Market	34,598	28,895
Short-Term Bond	540	438
Select Bond	8,591	3,385
Long-Term U.S. Government Bond	163	99
Inflation Protection	949	528
High Yield Bond	3,703	2,398
Multi-Sector Bond	4,512	1,859
Balanced	1,675	590
Asset Allocation	362	274
Fidelity VIP Mid Cap	3,345	2,296
Fidelity VIP Contrafund	2,623	1,341
Neuberger Berman AMT Socially Responsive	1,742	735
Russell Multi-Style Equity	813	689
Russell Aggressive Equity	413	573
Russell Non-U.S.	2,011	1,222
Russell Core Bond	3,307	3,164
Russell Global Real Estate Securities	4,016	1,764
Russell LifePoints Moderate Strategy	199	157
Russell LifePoints Balanced Strategy	272	202
Russell LifePoints Growth Strategy	1,017	327
Russell LifePoints Equity Growth Strategy	347	264
Credit Suisse Trust Commodity Return Strategy	2,619	805

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is paid to Northwestern Mutual. Mortality risk is the risk that insureds may not live as long as estimated. Expense risk is the risk that expenses of issuing and administering the Policies may exceed the estimated costs.

A deduction for the mortality and expense risks for Custom Variable Universal Life policies is determined monthly at an annual rate of 0.22% of the amount invested in the Account for the Policy for the first ten Policy years, 0.07% for the next ten Policy years and 0.00% thereafter. A deduction for the mortality and expense risks for Executive Variable Universal Life policies is determined monthly at an annual rate of 0.10% of the amounts invested in the Account for the Policy for the first ten Policy years, and 0.00% thereafter. For Policies without the Surrender of Policy Endorsement, the current charge is assessed monthly at an annual rate of 0.00% of the amount invested in the Account for the Policy. A deduction for the mortality and expense risks for Survivorship Variable Universal Life Policies is determined monthly at an annual rate of 0.00% of the amount invested in the Account for the Policy.

Additional mortality and expense risks deductions are determined annually and are paid to Northwestern Mutual for the first ten Policy years on all Survivorship Variable Universal Life policies based on the age of the insured individuals at the time the policy was issued.

Additional mortality costs are determined monthly and are paid for Northwestern Mutual to cover the cost of providing insurance protection. This cost reflects expected mortality costs based upon actual experience.

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for sales load, administrative expenses, taxes and a risk charge for the guaranteed death benefit among other charges which are detailed in the Prospectus.

24

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2016

The charges noted are reflected as a reduction in units and are included in Mortality and other in the accompanying financial statements.

5.	Subsequent Events

Effective May 1, 2017, the following Divisions will be renamed.

Current Name	New Name
Russell Multi-Style Equity Division	U.S. Strategic Equity Division
Russell Aggressive Equity Division	U.S. Small Cap Equity Division
Russell Non-U.S. Division	International Developed Markets Division
Russell Core Bond Division	Strategic Bond Division
Russell Global Real Estate Securities Division	Global Real Estate Securities Division
Russell LifePoints Moderate Strategy Division	LifePoints Moderate Strategy Division
Russell LifePoints Balanced Strategy Division	LifePoints Balanced Strategy Division
Russell LifePoints Growth Strategy Division	LifePoints Growth Strategy Division
Russell LifePoints Equity Growth Strategy Division	LifePoints Equity Growth Strategy Division

25

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2016

6.	Financial Highlights

	As of the respective period end date:			For the respective period ended:

Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio(1)	Total Return(1)

Growth Stock
Year Ended 12/31/16	110	$59.189518	$6,498	0.89%	0.00%	2.47%
Year Ended 12/31/15	102	57.763945	5,867	0.74	0.00	6.01
Year Ended 12/31/14	101	54.488126	5,570	0.61	0.00	9.02
Year Ended 12/31/13	84	49.977915	4,259	0.67	0.00	35.86
Year Ended 12/31/12	90	36.785012	3,341	0.59	0.00	12.94

Focused Appreciation
Year Ended 12/31/16	288	$39.992151	$11,512	0.24%	0.00%	5.87%
Year Ended 12/31/15	260	37.773111	9,866	0.00	0.00	13.64
Year Ended 12/31/14	239	33.238141	7,919	0.02	0.00	9.43
Year Ended 12/31/13	195	30.372615	5,911	0.49	0.00	29.01
Year Ended 12/31/12	165	23.543734	3,874	0.28	0.00	20.14

Large Cap Core Stock
Year Ended 12/31/16	81	$42.503832	$3,451	2.16%	0.00%	7.57%
Year Ended 12/31/15	85	39.512372	3,346	2.16	0.00	(3.06)
Year Ended 12/31/14	79	40.759702	3,209	1.50	0.00	8.56
Year Ended 12/31/13	69	37.544148	2,627	1.14	0.00	28.58
Year Ended 12/31/12	65	29.198468	1,897	1.29	0.00	11.63

Large Cap Blend
Year Ended 12/31/16	116	$15.001832	$1,740	1.09%	0.00%	13.99%
Year Ended 12/31/15	104	13.161232	1,369	0.88	0.00	(2.42)
Year Ended 12/31/14	104	13.487127	1,395	0.04	0.00	12.58
Year Ended 12/31/13	88	11.980322	1,058	1.08	0.00	30.86
Year Ended 12/31/12	58	9.155103	527	1.17	0.00	15.20

Index 500 Stock
Year Ended 12/31/16	337	$117.092375	$39,430	1.82%	0.00%	11.73%
Year Ended 12/31/15	291	104.794845	30,414	1.71	0.00	1.17
Year Ended 12/31/14	247	103.583087	25,625	1.58	0.00	13.46
Year Ended 12/31/13	199	91.297175	18,236	1.84	0.00	32.05
Year Ended 12/31/12	156	69.136117	10,814	1.77	0.00	15.76

Large Company Value
Year Ended 12/31/16	50	$15.379433	$769	2.06%	0.00%	15.36%
Year Ended 12/31/15	26	13.331635	343	1.71	0.00	(3.85)
Year Ended 12/31/14	21	13.865219	284	0.00	0.00	13.03
Year Ended 12/31/13	16	12.266796	192	2.04	0.00	31.29
Year Ended 12/31/12	6	9.343226	52	2.32	0.00	16.47

Domestic Equity
Year Ended 12/31/16	301	$26.364364	$7,934	1.97%	0.00%	14.98%
Year Ended 12/31/15	222	22.929503	5,133	1.85	0.00	(0.09)
Year Ended 12/31/14	201	22.950784	4,623	1.73	0.00	13.87
Year Ended 12/31/13	197	20.154766	3,970	1.65	0.00	34.03
Year Ended 12/31/12	190	15.037814	2,843	2.15	0.00	14.35

Equity Income
Year Ended 12/31/16	312	$30.330455	$9,470	1.97%	0.00%	19.17%
Year Ended 12/31/15	326	25.451821	8,299	1.79	0.00	(6.74)
Year Ended 12/31/14	226	27.291728	6,156	1.26	0.00	7.43
Year Ended 12/31/13	196	25.403806	4,988	1.37	0.00	29.94
Year Ended 12/31/12	160	19.550985	3,140	1.57	0.00	17.23

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

26

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2016

	As of the respective period end date:			For the respective period ended:

Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio(1)	Total Return(1)

Mid Cap Growth Stock
Year Ended 12/31/16	37	$104.283373	$3,830	0.26%	0.00%	0.83%
Year Ended 12/31/15	26	103.425002	2,769	0.04	0.00	0.71
Year Ended 12/31/14	25	102.693582	2,546	0.35	0.00	8.49
Year Ended 12/31/13	27	94.654719	2,544	0.32	0.00	25.53
Year Ended 12/31/12	22	75.402575	1,654	0.12	0.00	11.97

Index 400 Stock
Year Ended 12/31/16	260	$51.235085	$13,307	1.14%	0.00%	20.38%
Year Ended 12/31/15	221	42.560713	9,385	1.08	0.00	(2.38)
Year Ended 12/31/14	187	43.598907	8,127	1.05	0.00	9.42
Year Ended 12/31/13	150	39.846886	5,951	1.08	0.00	33.16
Year Ended 12/31/12	118	29.923387	3,517	0.92	0.00	17.64

Mid Cap Value
Year Ended 12/31/16	162	$39.139970	$6,340	1.91%	0.00%	23.23%
Year Ended 12/31/15	143	31.761925	4,534	1.58	0.00	(1.33)
Year Ended 12/31/14	144	32.189353	4,616	1.01	0.00	16.69
Year Ended 12/31/13	113	27.585004	3,117	0.97	0.00	30.24
Year Ended 12/31/12	100	21.179677	2,108	1.46	0.00	16.57

Small Cap Growth Stock
Year Ended 12/31/16	101	$53.557262	$5,420	0.24%	0.00%	12.25%
Year Ended 12/31/15	85	47.712811	4,071	0.11	0.00	0.32
Year Ended 12/31/14	81	47.561777	3,833	0.00	0.00	8.66
Year Ended 12/31/13	72	43.773190	3,151	0.49	0.00	38.60
Year Ended 12/31/12	75	31.582975	2,364	0.00	0.00	9.48

Index 600 Stock
Year Ended 12/31/16	281	$21.724279	$6,130	0.63%	0.00%	26.12%
Year Ended 12/31/15	164	17.224563	2,807	0.00	0.00	(2.35)
Year Ended 12/31/14	118	17.638780	2,081	1.71	0.00	5.34
Year Ended 12/31/13	82	16.744685	1,381	4.36	0.00	40.67
Year Ended 12/31/12	35	11.903891	412	4.14	0.00	15.80

Small Cap Value
Year Ended 12/31/16	157	$42.713658	$6,684	0.84%	0.00%	32.39%
Year Ended 12/31/15	202	32.262868	6,547	0.69	0.00	(5.45)
Year Ended 12/31/14	188	34.121874	6,405	0.37	0.00	0.22
Year Ended 12/31/13	152	34.046809	5,170	1.14	0.00	31.76
Year Ended 12/31/12	137	25.839588	3,553	0.38	0.00	16.33

International Growth
Year Ended 12/31/16	479	$18.601991	$8,910	1.19%	0.00%	(3.41)%
Year Ended 12/31/15	353	19.257803	6,807	1.70	0.00	(1.73)
Year Ended 12/31/14	262	19.596007	5,142	1.30	0.00	(4.52)
Year Ended 12/31/13	201	20.524033	4,123	1.41	0.00	19.81
Year Ended 12/31/12	170	17.130842	2,904	1.36	0.00	17.99

Research International Core
Year Ended 12/31/16	656	$9.985604	$6,548	1.92%	0.00%	(1.12)%
Year Ended 12/31/15	422	10.098885	4,259	2.15	0.00	(1.11)
Year Ended 12/31/14	280	10.212438	2,856	1.52	0.00	(6.71)
Year Ended 12/31/13	154	10.947312	1,694	0.14	0.00	18.92
Year Ended 12/31/12	70	9.205651	646	1.83	0.00	16.76

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

27

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2016

	As of the respective period end date:			For the respective period ended:

Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio(1)	Total Return(1)

International Equity
Year Ended 12/31/16	3,917	$4.983406	$19,520	2.24%	0.00%	2.89%
Year Ended 12/31/15	3,497	4.843231	16,935	2.98	0.00	(2.21)
Year Ended 12/31/14	2,845	4.952849	14,084	1.94	0.00	(8.80)
Year Ended 12/31/13	2,430	5.431053	13,202	2.15	0.00	21.38
Year Ended 12/31/12	2,182	4.474566	9,764	2.70	0.00	21.52

Emerging Markets Equity
Year Ended 12/31/16	917	$9.676365	$8,873	0.72%	0.00%	9.06%
Year Ended 12/31/15	717	8.872116	6,344	0.90	0.00	(12.24)
Year Ended 12/31/14	456	10.109813	4,611	0.66	0.00	(6.25)
Year Ended 12/31/13	251	10.783888	2,699	0.75	0.00	(5.15)
Year Ended 12/31/12	110	11.369632	1,257	0.15	0.00	18.83

Government Money Market
Year Ended 12/31/16	333	$41.625993	$13,827	0.12%	0.00%	0.13%
Year Ended 12/31/15	201	41.572750	8,216	0.01	0.00	0.01
Year Ended 12/31/14	142	41.568533	5,866	0.07	0.00	0.07
Year Ended 12/31/13	161	41.539003	6,690	0.09	0.00	0.10
Year Ended 12/31/12	119	41.497953	4,940	0.14	0.00	0.15

Short-Term Bond
Year Ended 12/31/16	65	$12.481062	$812	1.18%	0.00%	1.67%
Year Ended 12/31/15	57	12.275717	703	0.79	0.00	0.72
Year Ended 12/31/14	21	12.188479	256	0.77	0.00	0.38
Year Ended 12/31/13	13	12.142453	158	0.05	0.00	0.55
Year Ended 12/31/12	45	12.076410	544	1.79	0.00	2.07

Select Bond
Year Ended 12/31/16	78	$219.047810	$17,054	2.05%	0.00%	3.06%
Year Ended 12/31/15	56	212.549665	11,845	1.54	0.00	0.53
Year Ended 12/31/14	51	211.428447	10,700	2.08	0.00	5.56
Year Ended 12/31/13	41	200.286369	8,297	2.40	0.00	(2.16)
Year Ended 12/31/12	34	204.702189	7,041	2.64	0.00	4.96

Long-Term U.S Government Bond
Year Ended 12/31/16	13	$19.104481	$253	1.95%	0.00%	1.09%
Year Ended 12/31/15	10	18.898765	202	2.38	0.00	(1.47)
Year Ended 12/31/14	9	19.181310	174	1.75	0.00	23.73
Year Ended 12/31/13	9	15.502339	139	0.03	0.00	(13.27)
Year Ended 12/31/12	19	17.875038	330	1.62	0.00	3.75

Inflation Protection
Year Ended 12/31/16	126	$14.229840	$1,787	1.15%	0.00%	4.68%
Year Ended 12/31/15	96	13.593038	1,316	2.32	0.00	(2.20)
Year Ended 12/31/14	87	13.899486	1,226	0.56	0.00	3.14
Year Ended 12/31/13	47	13.476716	628	0.97	0.00	(8.33)
Year Ended 12/31/12	55	14.701699	815	2.04	0.00	7.35

High Yield Bond
Year Ended 12/31/16	188	$49.707921	$9,331	5.50%	0.00%	14.60%
Year Ended 12/31/15	170	43.377037	7,376	4.80	0.00	(1.36)
Year Ended 12/31/14	134	43.976216	5,885	4.74	0.00	1.18
Year Ended 12/31/13	120	43.465300	5,206	5.72	0.00	5.84
Year Ended 12/31/12	77	41.068270	3,188	6.28	0.00	13.89

28

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2016

	As of the respective period end date:			For the respective period ended:

Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio(1)	Total Return(1)

Multi-Sector Bond
Year Ended 12/31/16	390	$17.327635	$6,763	4.89%	0.00%	11.09%
Year Ended 12/31/15	250	15.597729	3,876	5.61	0.00	(2.22)
Year Ended 12/31/14	187	15.951947	3,000	2.74	0.00	3.25
Year Ended 12/31/13	134	15.449941	2,079	3.35	0.00	(1.58)
Year Ended 12/31/12	107	15.698283	1,688	0.42	0.00	14.94

Balanced
Year Ended 12/31/16	21	$193.563662	$4,264	2.25%	0.00%	6.58%
Year Ended 12/31/15	16	181.609174	3,115	2.00	0.00	(0.12)
Year Ended 12/31/14	15	181.830315	2,819	2.30	0.00	5.56
Year Ended 12/31/13	15	172.248875	2,744	3.49	0.00	12.08
Year Ended 12/31/12	13	153.677764	2,066	1.25	0.00	9.69

Asset Allocation
Year Ended 12/31/16	27	$21.988973	$589	2.50%	0.00%	7.79%
Year Ended 12/31/15	24	20.400265	494	1.72	0.00	(0.43)
Year Ended 12/31/14	22	20.487411	470	2.40	0.00	5.15
Year Ended 12/31/13	20	19.484028	377	3.17	0.00	16.67
Year Ended 12/31/12	19	16.700324	323	0.22	0.00	11.02

Fidelity VIP Mid Cap
Year Ended 12/31/16	255	$47.161926	$12,048	0.32%	0.00%	11.92%
Year Ended 12/31/15	246	42.137819	10,348	0.27	0.00	(1.63)
Year Ended 12/31/14	225	42.835362	9,641	0.02	0.00	6.03
Year Ended 12/31/13	187	40.398542	7,532	0.28	0.00	35.87
Year Ended 12/31/12	178	29.733518	5,287	0.42	0.00	14.56

Fidelity VIP Contrafund
Year Ended 12/31/16	290	$18.124509	$5,268	0.68%	0.00%	7.73%
Year Ended 12/31/15	236	16.824006	3,957	0.97	0.00	0.42
Year Ended 12/31/14	145	16.754369	2,432	0.90	0.00	11.65
Year Ended 12/31/13	93	15.005573	1,396	1.00	0.00	30.95
Year Ended 12/31/12	52	11.458810	597	1.61	0.00	16.14

Neuberger Berman AMT Socially Responsive
Year Ended 12/31/16	200	$17.797220	$3,559	0.76%	0.00%	9.86%
Year Ended 12/31/15	146	16.199640	2,376	0.64	0.00	(0.46)
Year Ended 12/31/14	97	16.275087	1,573	0.43	0.00	10.38
Year Ended 12/31/13	58	14.744385	857	0.98	0.00	37.60
Year Ended 12/31/12	18	10.715212	203	0.31	0.00	10.98

Russell Multi-Style Equity
Year Ended 12/31/16	151	$20.214494	$3,056	1.03%	0.00%	10.64%
Year Ended 12/31/15	156	18.271298	2,862	0.81	0.00	1.11
Year Ended 12/31/14	165	18.071559	2,989	1.14	0.00	11.70
Year Ended 12/31/13	157	16.178812	2,546	1.19	0.00	32.92
Year Ended 12/31/12	145	12.171877	1,773	1.11	0.00	15.69

Russell Aggressive Equity
Year Ended 12/31/16	66	$29.891437	$1,962	0.83%	0.00%	18.66%
Year Ended 12/31/15	72	25.191084	1,827	0.67	0.00	(7.19)
Year Ended 12/31/14	70	27.141282	1,902	0.25	0.00	1.56
Year Ended 12/31/13	69	26.724835	1,850	0.43	0.00	40.00
Year Ended 12/31/12	61	19.088862	1,169	1.10	0.00	15.84

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

29

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2016

	As of the respective period end date:			For the respective period ended:

Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio(1)	Total Return(1)

Russell Non-U.S.
Year Ended 12/31/16	271	$17.976751	$4,892	3.17%	0.00%	2.36%
Year Ended 12/31/15	234	17.562157	4,106	1.06	0.00	(1.31)
Year Ended 12/31/14	196	17.795979	3,482	1.91	0.00	(4.45)
Year Ended 12/31/13	169	18.624500	3,136	1.95	0.00	21.91
Year Ended 12/31/12	156	15.277391	2,370	1.77	0.00	19.81

Russell Core Bond
Year Ended 12/31/16	192	$23.970161	$4,624	1.60%	0.00%	3.10%
Year Ended 12/31/15	195	23.248775	4,526	2.44	0.00	(0.14)
Year Ended 12/31/14	166	23.281628	3,851	1.47	0.00	5.45
Year Ended 12/31/13	113	22.077570	2,477	1.40	0.00	(1.45)
Year Ended 12/31/12	108	22.402721	2,416	2.29	0.00	8.38

Russell Global Real Estate Securities
Year Ended 12/31/16	213	$46.124107	$9,821	4.73%	0.00%	3.02%
Year Ended 12/31/15	179	44.771967	8,027	1.65	0.00	0.25
Year Ended 12/31/14	149	44.660949	6,654	3.39	0.00	14.75
Year Ended 12/31/13	123	38.920595	4,775	3.98	0.00	3.65
Year Ended 12/31/12	99	37.550773	3,703	5.21	0.00	27.56

Russell LifePoints Moderate Strategy
Year Ended 12/31/16	12	$15.067752	$184	3.95%	0.00%	7.75%
Year Ended 12/31/15	10	13.984420	144	3.14	0.00	(1.71)
Year Ended 12/31/14	7	14.227181	103	2.98	0.00	4.85
Year Ended 12/31/13	8	13.568584	109	2.31	0.00	6.79
Year Ended 12/31/12	2	12.706153	30	2.98	0.00	11.07

Russell LifePoints Balanced Strategy
Year Ended 12/31/16	51	$14.773443	$747	3.41%	0.00%	9.05%
Year Ended 12/31/15	48	13.546956	650	2.32	0.00	(2.30)
Year Ended 12/31/14	30	13.866173	420	2.93	0.00	4.61
Year Ended 12/31/13	32	13.255096	431	2.31	0.00	12.43
Year Ended 12/31/12	20	11.789785	232	2.75	0.00	12.96

Russell LifePoints Growth Strategy
Year Ended 12/31/16	110	$13.860030	$1,516	3.41%	0.00%	9.73%
Year Ended 12/31/15	60	12.631574	751	1.94	0.00	(3.31)
Year Ended 12/31/14	48	13.064429	617	3.44	0.00	3.76
Year Ended 12/31/13	25	12.591524	310	2.56	0.00	16.56
Year Ended 12/31/12	8	10.802768	89	2.28	0.00	14.22

Russell LifePoints Equity Growth Strategy
Year Ended 12/31/16	31	$12.946453	$403	3.01%	0.00%	10.85%
Year Ended 12/31/15	25	11.679451	290	1.57	0.00	(3.87)
Year Ended 12/31/14	17	12.149681	214	3.73	0.00	3.48
Year Ended 12/31/13	10	11.740704	115	2.12	0.00	19.81
Year Ended 12/31/12	6	9.799317	55	2.10	0.00	15.68

Credit Suisse Trust Commodity Return Strategy
Year Ended 12/31/16	1,010	$4.942479	$4,997	0.00%	0.00%	12.02%
Year Ended 12/31/15	624	4.412123	2,742	0.00	0.00	(25.03)
Year Ended 12/31/14	346	5.885213	2,040	0.00	0.00	(16.94)
Period Ended 12/31/13 (2)	187	7.085099	1,315	0.00	0.00	1.79

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(2)	Division commenced operations on November 15, 2013.

30

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Northwestern Mutual Life Insurance Company and

Contract Owners of Northwestern Mutual Variable Life Account II

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Growth Stock Division, Focused Appreciation Division, Large Cap Core Stock Division, Large Cap Blend Division, Index 500 Stock Division, Large Company Value Division, Domestic Equity Division, Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, Mid Cap Value Division, Small Cap Growth Stock Division, Index 600 Stock Division, Small Cap Value Division, International Growth Division, Research International Core Division, International Equity Division, Emerging Markets Equity Division, Government Money Market Division, Short-Term Bond Division, Select Bond Division, Long-Term U.S. Government Bond Division, Inflation Protection Division, High Yield Bond Division, Multi-Sector Bond Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Fidelity VIP Contrafund Division, Neuberger Berman AMT Socially Responsive Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-U.S. Division, Russell Core Bond Division, Russell Global Real Estate Securities Division, Russell LifePoints Moderate Strategy Division, Russell LifePoints Balanced Strategy Division, Russell LifePoints Growth Strategy Division, Russell LifePoints Equity Growth Strategy Division and Credit Suisse Trust Commodity Return Strategy Division (constituting the Northwestern Mutual Variable Life Account II) as of December 31, 2016, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the underlying registered investment companies, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
April 27, 2017

31

PRSRT BPM US POSTAGE PAID NORTHWESTERN MUTUAL

PO BOX 3095 MILWAUKEE WI 53201-3095

This booklet contains information about the Northwestern Mutual variable insurance products and the variable investment options identified on the front cover. The variable investment options correspond with the investment divisions available under the variable insurance product (“Product”). The information is prepared for Product owners and does not represent an offer of the Product, nor should it be used in connection with any offer, except when accompanied or preceded by the current Product prospectus and the variable investment option prospectuses, which contain detailed information about variable investment option investment objectives and operations, applicable fees, expenses and sales charges. Prospectuses may be obtained by calling the telephone number or visiting the website address listed on the inside of the front cover. You should read and carefully consider this information before you invest or send money. The variable investment option reports are prepared from the books and records of the options. Discussions of investment performance in the reports represent the views of the options’ portfolio managers as of the dates of the reports. They are not guarantees of investment results, nor should they be relied upon as investment advice or indications of current or future trading strategies of the portfolio managers. Portfolio manager views and security holdings are subject to change at any time.

NMIS is a member of Financial Industry Regulatory Authority (FINRA) and in accordance with the Investor Education and Protection Rule, we are providing our clients information regarding FINRA BrokerCheck, a free resource available to investors. An investor brochure describing FINRA BrokerCheck may be obtained online from FINRA’s website at www.finra.org or by contacting the FINRA BrokerCheck Hotline at 800-289-9999.

Northwestern Mutual is the marketing name for The Northwestern Mutual Life Insurance Company (NM), Milwaukee, WI (life and disability insurance, annuities, and life insurance with long-term care benefits) and its subsidiaries. Northwestern Long Term Care Insurance Company, Milwaukee, WI (long-term care insurance) is a subsidiary of NM.

Product Distributor: Northwestern Mutual Investment Services, LLC (NMIS), Suite 600, 611 East Wisconsin Avenue, Milwaukee, WI 53202-4797, 1-866-664-7737, member FINRA and SIPC

www.northwesternmutual.com

90-1899 (0786) (REV 0817)